RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 81.8%
	APPAREL & TEXTILE PRODUCTS - 1.2%
5,964	Ralph Lauren Corporation	$ 695,820

	AUTOMOTIVE - 1.6%
4,393	Tesla, Inc.(a)	911,372

	BANKING - 1.1%
4,862	JPMorgan Chase & Company	633,567

	BIOTECH & PHARMA - 3.3%
3,721	Amgen, Inc.	899,552
13,419	Bristol-Myers Squibb Company	930,071
		1,829,623
	CABLE & SATELLITE - 1.4%
20,680	Comcast Corporation, Class A	783,979

	CHEMICALS - 0.9%
4,240	FMC Corporation	517,831

	CONTAINERS & PACKAGING - 1.0%
45,986	Amcor PLC	523,321

	E-COMMERCE DISCRETIONARY - 1.3%
7,067	Amazon.com, Inc.(a)	729,950

	ELECTRIC UTILITIES - 1.0%
14,140	Exelon Corporation	592,324

	ELECTRICAL EQUIPMENT - 2.6%
3,311	Roper Technologies, Inc.	1,459,125

	FOOD - 1.4%
20,248	Conagra Brands, Inc.	760,515

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 81.8% (Continued)
	GAS & WATER UTILITIES - 1.0%
4,866	Atmos Energy Corporation	$ 546,744

	HEALTH CARE FACILITIES & SERVICES - 5.1%
10,643	Cardinal Health, Inc.	803,547
10,938	CVS Health Corporation	812,803
2,666	UnitedHealth Group, Inc.	1,259,924
		2,876,274
	HEALTH CARE REIT - 1.5%
39,191	Healthpeak Properties, Inc.	861,026

	INDUSTRIAL SUPPORT SERVICES - 1.6%
1,287	WW Grainger, Inc.	886,498

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
6,374	Morgan Stanley	559,637

	INSURANCE - 5.0%
10,224	Aflac, Inc.	659,652
5,948	Allstate Corporation (The)	659,098
2,216	Berkshire Hathaway, Inc., Class B(a)	684,234
5,462	Progressive Corporation (The)	781,395
		2,784,379
	INTERNET MEDIA & SERVICES - 2.4%
13,145	Alphabet, Inc., Class A(a)	1,363,530

	LEISURE FACILITIES & SERVICES - 1.5%
5,446	Darden Restaurants, Inc.	845,001

	MACHINERY - 1.5%
2,095	Deere & Company	864,984

	MEDICAL EQUIPMENT & DEVICES - 1.5%
10,307	Hologic, Inc.(a)	831,775

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 81.8% (Continued)
	OIL & GAS PRODUCERS - 3.6%
11,227	Exxon Mobil Corporation	$ 1,231,153
5,705	Valero Energy Corporation	796,418
		2,027,571
	RETAIL - DISCRETIONARY - 2.5%
6,070	Ross Stores, Inc.	644,209
1,299	Ulta Beauty, Inc.(a)	708,826
		1,353,035
	SEMICONDUCTORS - 11.8%
19,701	Advanced Micro Devices, Inc.(a)	1,930,895
7,142	Applied Materials, Inc.	877,252
2,862	Broadcom, Inc.	1,836,087
7,072	NVIDIA Corporation	1,964,390
		6,608,624
	SOFTWARE - 8.8%
7,308	Microsoft Corporation	2,106,896
4,161	Paycom Software, Inc.(a)	1,264,986
4,050	Synopsys, Inc.(a)	1,564,313
		4,936,195
	TECHNOLOGY HARDWARE - 9.7%
12,943	Apple, Inc.	2,134,300
11,143	Arista Networks, Inc.(a)	1,870,464
39,509	Corning, Inc.	1,393,878
		5,398,642
	TECHNOLOGY SERVICES - 1.2%
7,217	Leidos Holdings, Inc.	664,397

	TELECOMMUNICATIONS - 1.4%
19,812	Verizon Communications, Inc.	770,489

	TRANSPORTATION & LOGISTICS - 1.1%
14,271	Alaska Air Group, Inc.(a)	598,811

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares						Fair Value
	COMMON STOCKS — 81.8% (Continued)
	TRANSPORTATION EQUIPMENT - 1.4%
10,564	PACCAR, Inc.					$ 773,285

	WHOLESALE - CONSUMER STAPLES - 1.4%
9,855	Archer-Daniels-Midland Company					785,049

	TOTAL COMMON STOCKS (Cost $45,099,458)					45,773,373

	EXCHANGE-TRADED FUNDS — 4.0%
	EQUITY - 4.0%
6,927	Invesco QQQ Trust Series 1 (Cost $1,936,928)					2,223,082

	SHORT-TERM INVESTMENTS — 3.1%
	MONEY MARKET FUNDS - 3.1%
1,712,844	First American Treasury Obligations Fund, Class X, 4.72% (Cost $1,712,844)(b)					1,712,844

Contracts(c)
	FUTURE OPTIONS PURCHASED - 0.0% (d)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.0%(d)
20	S&P Emini Future, Maturing June 2023	WED	04/21/2023	$ 3,800	$ 3,800,000	$ 6,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $90,044)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $90,044)					6,500

	TOTAL INVESTMENTS - 88.9% (Cost $48,839,274)					$ 49,715,799
	PUT OPTIONS WRITTEN - 0.0% (Proceeds - $45,500)					(12,500)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 11.1%					6,199,519
	NET ASSETS - 100.0%					$ 55,902,818

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Contracts(c)
	WRITTEN FUTURE OPTIONS - 0.0% (e)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - 0.0%(e)
40	S&P Emini Future, Maturing September 2023	WED	07/21/2023	$ 2,700	$ 5,400,000	$ 12,500
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $45,500)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $45,500)					$ 12,500

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
192	CBOE Volatility Index Future			04/19/2023	$ 3,986,725	$ (378)
127	CBOE Volatility Index Future			05/17/2023	2,810,320	16,044
74	Micro E-mini S&P 500 futures			06/16/2023	1,530,968	64,658
159	SPIKES Volatility Index Future			04/19/2023	3,307,200	(645,664)
25	SPIKES Volatility Index Future			06/21/2023	576,250	(61,232)
	TOTAL FUTURES CONTRACTS					$ (626,572)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts			Expiration	Notional Amount(f)	Value and Unrealized Appreciation
25	CBOE Volatility Index Future			06/21/2023	$ 573,955	$ 52,563
167	SPIKES Volatility Index Future			05/17/2023	3,700,720	562,908
	TOTAL FUTURES CONTRACTS					$ 615,471

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
WED	- Wedbush Securities

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.
(c)	Each contract is equivalent to one futures contract.
(d)	Percentage rounds to less than 0.1%.
(e)	Percentage rounds to greater than (0.1%).
(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

RATIONAL TACTICAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 68.9%
	U.S. TREASURY BILLS — 68.9%
20,000,000	United States Treasury Bill(a)			3.9759	04/20/23	$ 19,955,823
15,000,000	United States Treasury Bill(a)			4.3789	05/18/23	14,912,422
20,000,000	United States Treasury Bill(a)			4.4487	06/15/23	19,812,167
15,000,000	United States Treasury Bill(a)			4.5489	07/13/23	14,802,882
20,000,000	United States Treasury Bill(a)			4.5614	08/10/23	19,665,496
20,000,000	United States Treasury Bill(a)			4.5763	09/07/23	19,593,217
20,000,000	United States Treasury Bill(a)			4.5487	10/05/23	19,524,910
5,000,000	United States Treasury Bill(a)			4.4092	11/02/23	4,867,726
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $133,524,882)					133,134,643

Shares
	SHORT-TERM INVESTMENTS — 15.1%
	MONEY MARKET FUNDS - 15.1%
29,113,198	First American Treasury Obligations Fund, Class X, 4.72% (Cost $29,113,198)(b)					29,113,198

Contracts(c)
	FUTURE OPTIONS PURCHASED - 0.0% (d)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.0%(d)
167	S&P 500 Emini Future, Maturing June 2023	ADM	04/03/2023	$ 3,650	$ 30,477,500	$ 418
70	S&P 500 Emini Future, Maturing June 2023	FCS	04/03/2023	3,650	12,775,000	175
800	S&P 500 Emini Future, Maturing June 2023	ADM	04/10/2023	3,650	146,000,000	16,000
373	S&P 500 Emini Future, Maturing June 2023	FCS	04/10/2023	3,650	68,072,500	7,460
805	S&P 500 Emini Future, Maturing June 2023	ADM	04/05/2023	3,650	146,912,500	6,038
377	S&P 500 Emini Future, Maturing June 2023	FCS	04/05/2023	3,650	68,802,500	2,828
1,610	S&P 500 Emini Future, Maturing June 2023	ADM	04/06/2023	3,600	289,800,000	16,100
754	S&P 500 Emini Future, Maturing June 2023	FCS	04/06/2023	3,600	135,720,000	7,540
805	S&P 500 Emini Future, Maturing June 2023	ADM	04/04/2023	3,575	143,893,750	4,025
377	S&P 500 Emini Future, Maturing June 2023	FCS	04/04/2023	3,575	67,388,750	1,885
	TOTAL PUT OPTIONS PURCHASED (Cost - $195,853)					62,469
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $195,853)					62,469

RATIONAL TACTICAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

						Fair Value
	TOTAL INVESTMENTS – 84.0% (Cost $162,833,933)					$ 162,310,310
	CALL OPTIONS WRITTEN – (0.0)% (Proceeds - $19,700)					(9,850)
	PUT OPTIONS WRITTEN – (0.1)% (Proceeds - $355,929)					(134,349)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 16.1%					31,052,432
	NET ASSETS - 100.0%					$ 193,218,543

Contracts(c)
	WRITTEN FUTURE OPTIONS – (0.1)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- 0.0%(e)
1,340	S&P 500 Emini Future, Maturing June 2023	ADM	04/06/2023	$ 4,325	$ 289,775,000	$ 6,700
630	S&P 500 Emini Future, Maturing June 2023	FCS	04/06/2023	4,325	136,237,500	3,150
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $19,700)					9,850

	PUT OPTIONS WRITTEN – (0.1)%
501	S&P 500 Emini Future, Maturing June 2023	ADM	04/03/2023	$ 3,550	$ 88,927,500	$ 1,253
210	S&P 500 Emini Future, Maturing June 2023	FCS	04/03/2023	3,550	37,275,000	525
2,400	S&P 500 Emini Future, Maturing June 2023	ADM	04/10/2023	3,550	426,000,000	36,000
1,119	S&P 500 Emini Future, Maturing June 2023	FCS	04/10/2023	3,550	198,622,500	16,785
2,415	S&P 500 Emini Future, Maturing June 2023	ADM	04/05/2023	3,550	428,662,500	12,075
1,131	S&P 500 Emini Future, Maturing June 2023	FCS	04/05/2023	3,550	200,752,500	5,655
4,830	S&P 500 Emini Future, Maturing June 2023	ADM	04/06/2023	3,500	857,325,000	36,225
2,262	S&P 500 Emini Future, Maturing June 2023	FCS	04/06/2023	3,500	401,505,000	16,965
2,415	S&P 500 Emini Future, Maturing June 2023	ADM	04/04/2023	3,475	419,606,250	6,038
1,131	S&P 500 Emini Future, Maturing June 2023	FCS	04/04/2023	3,475	196,511,250	2,828
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $355,929)					134,349

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $375,629)					$ 144,199

ADM	ADM Investor Services, Inc.
FCS	StoneX Group, Inc.

(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.
(c)	Each contract is equivalent to one futures contract.
(d)	Percentage rounds to less than 0.1%.
(e)	Percentage rounds to greater than (0.1%).

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.4%
	APPAREL & TEXTILE PRODUCTS - 13.1%
4,300	Deckers Outdoor Corporation(a)	$ 1,933,065
11,600	LVMH Moet Hennessy Louis Vuitton S.E. - ADR	2,131,268
17,439	NIKE, Inc., Class B	2,138,720
		6,203,053
	ASSET MANAGEMENT - 24.0%
5,000	Apollo Global Management, Inc.	315,800
67,600	Blackstone, Inc.	5,937,983
17,300	Brookfield Asset Management Ltd.	566,056
88,800	KKR & Company, Inc.	4,663,776
		11,483,615
	AUTOMOTIVE - 2.4%
5,550	Tesla, Inc.(a)	1,151,403

	BIOTECH & PHARMA - 7.6%
5,600	Eli Lilly and Company	1,923,152
2,060	Regeneron Pharmaceuticals, Inc.(a)	1,692,640
		3,615,792
	E-COMMERCE DISCRETIONARY - 6.6%
22,720	Amazon.com, Inc.(a)	2,346,748
610	MercadoLibre, Inc.(a)	804,017
		3,150,765
	FOOD - 2.7%
5,150	Hershey Company (The)	1,310,212

	HEALTH CARE FACILITIES & SERVICES - 2.9%
2,940	UnitedHealth Group, Inc.	1,389,415

	HOUSEHOLD PRODUCTS - 4.0%
7,800	Estee Lauder Companies, Inc. (The), Class A	1,922,388

	INTERNET MEDIA & SERVICES - 6.4%
15,550	Alphabet, Inc., Class A(a)	1,613,002
6,700	Meta Platforms, Inc., Class A(a)	1,419,998
		3,033,000

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	LEISURE FACILITIES & SERVICES - 2.9%
5,000	McDonald's Corporation	$ 1,398,050

	MEDICAL EQUIPMENT & DEVICES - 4.0%
3,270	Thermo Fisher Scientific, Inc.	1,884,730

	OIL & GAS PRODUCERS - 0.9%
6,600	Occidental Petroleum Corporation	412,038

	RENEWABLE ENERGY - 0.7%
37,000	FREYR Battery S.A.(a)	328,930

	RETAIL - CONSUMER STAPLES - 4.1%
3,894	Costco Wholesale Corporation	1,934,811

	RETAIL - DISCRETIONARY - 2.4%
3,075	Lululemon Athletica, Inc.(a)	1,119,884

	SOFTWARE - 3.5%
5,797	Microsoft Corporation	1,671,275

	TECHNOLOGY HARDWARE - 4.3%
12,451	Apple, Inc.	2,053,170

	TECHNOLOGY SERVICES - 6.9%
4,495	Mastercard, Inc., Class A	1,633,528
7,378	Visa, Inc., Class A	1,663,444
		3,296,972

	TOTAL COMMON STOCKS (Cost $43,212,974)	47,359,503

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.3%
MONEY MARKET FUNDS - 0.3%
162,023	First American Treasury Obligations Fund, Class X, 4.72% (Cost $162,023)(b)	$ 162,023

	TOTAL INVESTMENTS - 99.7% (Cost $43,374,997)	$ 47,521,526
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	122,832
	NET ASSETS - 100.0%	$ 47,644,358

ADR	- American Depositary Receipt
LTD	- Limited Company
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.

RATIONAL STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares				Fair Value
	OPEN END FUNDS — 80.6%
	ALTERNATIVE - 11.5%
96,729	Catalyst Insider Income Fund, Class I ARS(a)			$ 843,478

	FIXED INCOME - 69.1%
36,960	AlphaCentric Income Opportunities Fund, Class I(a)			321,552
139,019	Catalyst Enhanced Income Strategy Fund, Class I ARS(a)			1,306,775
94,805	Catalyst/CIFC Floating Rate Income Fund, Class I ARS(a)			856,090
73,061	Rational Special Situations Income Fund, Institutional Class ARS(a)			1,341,395
121,625	Rational/Pier 88 Convertible Securities Fund, Institutional Class ARS(a)			1,243,010
				5,068,822

	TOTAL OPEN END FUNDS (Cost $6,234,981)			5,912,300

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
27,350	First American Treasury Obligations Fund, Class X, 4.72% (Cost $27,350)(b)			27,350

	TOTAL INVESTMENTS - 81.0% (Cost $6,262,331)			$ 5,939,650
	OTHER ASSETS IN EXCESS OF LIABILITIES- 19.0%			1,394,218
	NET ASSETS - 100.0%			$ 7,333,868

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
36	CME E-Mini Standard & Poor's 500 Index Future	06/16/2023	$ 7,447,950	$ 443,700
	TOTAL FUTURES CONTRACTS

(a)	Affiliated Company
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

 0000000000000000000000000000000000000000000000000000000000000000000000000000000000000000000000000000000000000000000000

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 59.4%
	U.S. TREASURY BILLS — 59.4%
29,800,000	United States Treasury Bill(a)	3.4519	04/13/23	$ 29,762,853
27,900,000	United States Treasury Bill(a)	4.2634	05/11/23	27,764,530
30,600,000	United States Treasury Bill(a)	4.4475	06/22/23	30,286,226
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $87,796,809)			87,813,609

Shares
	SHORT-TERM INVESTMENTS — 27.8%
	MONEY MARKET FUNDS - 27.8%
41,011,108	First American US Treasury Money Market Fund, Class Z, 4.34%(b)(d) (Cost $41,011,108)			41,011,108

	TOTAL INVESTMENTS - 87.2% (Cost $128,807,917)			$ 128,824,717
	OTHER ASSETS IN EXCESS OF LIABILITIES- 12.8%			18,930,386
	NET ASSETS - 100.0%			$ 147,755,103

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
73	CBOT 10 Year US Treasury Note	06/21/2023	$ 8,389,306	$ (16,444)
79	CBOT 5 Year US Treasury Note	06/30/2023	8,651,132	14,648
338	CBOT Corn Future(d)	05/12/2023	11,162,450	(241,263)
297	CBOT Soybean Future(d)	05/12/2023	22,356,676	(357,937)
2	CME British Pound Currency Future	06/16/2023	154,438	600
284	CME Canadian Dollar Currency Future	06/20/2023	21,013,160	110,460
130	CME Euro Foreign Exchange Currency Future	06/16/2023	17,718,188	85,432
305	CME New Zealand Dollar Currency Future	06/16/2023	19,065,550	240,270
90	CME Nikkei 225 Index Future	06/08/2023	12,721,500	255,950
36	COMEX Gold 100 Troy Ounces Future(d)	06/28/2023	7,150,320	2,910
67	COMEX Silver Future(d)	05/26/2023	8,092,260	371,935
10	Euro-BTP Italian Bond Futures	06/08/2023	1,251,220	47,718
18	Euronext Amsterdam Index Future	04/21/2023	2,954,312	56,034
234	Euronext CAC 40 Index Future	04/21/2023	18,615,425	484,178
11	French Government Bond Futures	06/08/2023	1,553,889	50,877
14	FTSE/MIB Index Future	06/16/2023	2,023,994	40,405
24	FVSA index - Mini-Futures on VSTOXX(d)	05/17/2023	55,971	(819)

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
34	ICE Brent Crude Oil Future(d)	04/28/2023	$ 2,716,260	$ 54,840
119	KCBT Hard Red Winter Wheat Future(d)	05/12/2023	5,222,613	30,650
22	Long Gilt Future	06/28/2023	2,804,994	33,894
25	MEFF Madrid IBEX 35 Index Future	04/21/2023	2,493,004	30,946
3	Montreal Exchange 10 Year Canadian Bond Future	06/21/2023	280,040	(2,221)
14	NYBOT CSC C Coffee Future(d)	05/18/2023	895,125	(27,263)
326	NYBOT CSC Number 11 World Sugar Future(d)	04/28/2023	8,123,920	298,502
5	NYMEX Henry Hub Natural Gas Futures(d)	04/26/2023	110,800	3,100
99	NYMEX Light Sweet Crude Oil Future(d)	04/20/2023	7,491,330	333,000
22	NYMEX NY Harbor ULSD Futures(d)	04/28/2023	2,421,434	58,375
95	NYMEX Reformulated Gasoline Blendstock for Oxygen(d)	04/28/2023	10,697,190	629,328
121	SFE S&P ASX Share Price Index 200 Future	06/15/2023	14,542,569	312,877
114	SGX FTSE China A50 Futures Contract	04/27/2023	1,516,884	19,428
51	SGX Nifty 50 Index Futures	04/27/2023	1,776,585	32,360
10	SGX Nikkei 225 Stock Index Future	06/08/2023	1,056,174	5,439
111	TSE TOPIX (Tokyo Price Index) Future	06/08/2023	16,750,284	100,885
	TOTAL FUTURES CONTRACTS			$ 3,059,094

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
14	Carbon Emissions Future(d)	12/18/2023	$ 1,396,052	$ (24,792)
6	CBOT Soybean Meal Future(d)	05/12/2023	279,600	(3,220)
197	CBOT Soybean Oil Future(d)	05/12/2023	6,558,918	(149,046)
1	CBOT US Treasure Bond Futures	06/21/2023	131,156	(968)
46	CBOT Wheat Future(d)	05/12/2023	1,592,175	24,638
238	CME Australian Dollar Currency Future	06/16/2023	15,948,380	(12,481)
29	CME E-Mini NASDAQ 100 Index Future	06/16/2023	7,715,044	(240,979)
55	CME E-mini Russell 2000 Index Futures	06/16/2023	4,987,125	(35,590)
7	CME E-Mini Standard & Poor's 500 Index Future	06/16/2023	1,448,213	(16,538)
233	CME Japanese Yen Currency Future	06/16/2023	22,200,532	103,343
98	CME Swiss Franc Currency Future	06/16/2023	13,512,363	(84,357)
79	COMEX Copper Future(d)	05/26/2023	8,086,638	41,500
93	Eurex 10 Year Euro BUND Future	06/08/2023	13,703,352	(332,518)
8	Eurex 30 Year Euro BUXL Future	06/08/2023	1,222,345	5,134
72	Eurex 5 Year Euro BOBL Future	06/08/2023	9,206,378	(113,220)
9	Eurex DAX Index Future	06/16/2023	3,855,434	(87,139)
6	Eurex EURO STOXX 50 Future	06/16/2023	277,319	(3,891)
693	Euronext Milling Wheat Future(d)	05/10/2023	9,781,606	219,456
20	FTSE 100 Index Future	06/16/2023	1,884,800	(12,031)
1	HKG Hang Seng Index Future	04/27/2023	130,453	(1,077)
43	ICE Gas Oil Future(d)	05/11/2023	3,232,525	(40,375)
20	Montreal Exchange S&P/TSX 60 Index Future	06/15/2023	3,578,785	(61,637)
381	NYBOT CSC Cocoa Future(d)	05/15/2023	11,174,730	(148,799)
25	NYBOT CTN Number 2 Cotton Future(d)	05/08/2023	1,034,750	(54,025)

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
29	NYMEX Platinum Future(d)	07/27/2023	$ 1,454,495	$ (18,070)
	TOTAL FUTURES CONTRACTS			$ (1,046,682)

(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(d)	All or a portion of this investment is a holding of the RDMF Fund Ltd.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares				Fair Value
	COMMON STOCKS — 13.1%
	AEROSPACE & DEFENSE - 1.0%
10,395	Moog, Inc., Class A			$ 1,047,296

	INSTITUTIONAL FINANCIAL SERVICES - 1.6%
21,183	Tradeweb Markets, Inc., Class A			1,673,881

	INTERNET MEDIA & SERVICES - 1.6%
652	Booking Holdings, Inc.(a)			1,729,371

	OIL & GAS PRODUCERS - 1.9%
9,800	Pioneer Natural Resources Company			2,001,552

	SOFTWARE - 5.4%
40,037	Model N, Inc.(a)			1,340,038
14,083	Salesforce, Inc.(a)			2,813,502
7,840	Workday, Inc., Class A(a)			1,619,274
				5,772,814
	STEEL - 1.6%
42,135	ATI, Inc.(a)			1,662,647

	TOTAL COMMON STOCKS (Cost $13,368,160)			13,887,561

		Coupon Rate (%)	Maturity
	PREFERRED STOCKS — 20.1%

	ASSET MANAGEMENT — 1.8%
17,000	AMG Capital Trust II	5.1500	10/15/37	843,457
17,100	KKR & Company, Inc.	6.0000	09/15/23	1,084,995
				1,928,452
	BANKING — 1.6%
1,448	Bank of America Corporation	7.1250	Perpetual	1,690,916

	ELECTRIC UTILITIES — 6.6%
64,100	American Electric Power Company, Inc.	6.1250	08/15/23	3,227,435

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 20.1% (Continued)
	ELECTRIC UTILITIES — 6.6% (Continued)
76,800	NextEra Energy, Inc.	6.2190	09/01/23	$ 3,750,912
				6,978,347
	GAS & WATER UTILITIES — 3.5%
35,800	NiSource, Inc.	7.7500	03/01/24	3,726,422

	MEDICAL EQUIPMENT & DEVICES — 6.6%
95,200	Becton Dickinson and Company	6.0000	06/01/23	4,733,344
18,935	Boston Scientific Corporation	5.5000	06/01/23	2,282,506
				7,015,850
	TOTAL PREFERRED STOCKS (Cost $21,238,232)			21,339,987
Principal Amount ($)
	CONVERTIBLE BONDS — 59.9%
	ASSET MANAGEMENT — 3.5%
3,700,000	Ares Capital Corporation	4.6250	03/01/24	3,725,438

	BIOTECH & PHARMA — 1.2%
1,233,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	1,286,026

	CONSUMER SERVICES — 1.5%
2,057,000	Chegg, Inc.(b)	0.0000	09/01/26	1,614,725

	E-COMMERCE DISCRETIONARY — 3.1%
3,930,000	Etsy, Inc.	0.2500	06/15/28	3,243,519

	ELECTRIC UTILITIES — 2.4%
2,560,000	PPL Capital Funding, Inc.(c)	2.8750	03/15/28	2,569,434

	HEALTH CARE FACILITIES & SERVICES — 0.8%
1,005,000	PetIQ, Inc.	4.0000	06/01/26	870,833

	INTERNET MEDIA & SERVICES — 6.9%
1,920,000	Booking Holdings, Inc.	0.7500	05/01/25	2,875,011
4,995,000	Expedia Group, Inc.(b)	0.0000	02/15/26	4,471,806

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 59.9% (Continued)
	INTERNET MEDIA & SERVICES — 6.9% (Continued)
				$ 7,346,817
	MEDICAL EQUIPMENT & DEVICES — 7.9%
4,990,000	Dexcom, Inc.	0.2500	11/15/25	5,345,076
1,990,000	Insulet Corporation	0.3750	09/01/26	2,972,065
				8,317,141
	SOFTWARE — 21.0%
4,260,000	Alteryx, Inc.	1.0000	08/01/26	3,589,050
2,905,000	CyberArk Software Ltd.(b)	0.0000	11/15/24	3,250,671
3,350,000	DocuSign, Inc.(b)	0.0000	01/15/24	3,195,966
3,499,000	Okta, Inc.	0.3750	06/15/26	2,977,649
2,970,000	PROS Holdings, Inc.	1.0000	05/15/24	2,795,487
5,600,000	Splunk, Inc.	1.1250	06/15/27	4,785,199
1,780,000	Wix.com Ltd.(b)	0.0000	08/15/25	1,536,140
				22,130,162
	TECHNOLOGY HARDWARE — 4.7%
5,183,080	Western Digital Corporation B	1.5000	02/01/24	4,996,489

	TECHNOLOGY SERVICES — 4.4%
4,800,928	Euronet Worldwide, Inc.	0.7500	03/15/49	4,620,893

	TRANSPORTATION & LOGISTICS — 2.5%
2,370,000	Southwest Airlines Company	1.2500	05/01/25	2,692,320

	TOTAL CONVERTIBLE BONDS (Cost $64,721,759)			63,413,797

Shares
	SHORT-TERM INVESTMENTS — 8.9%
	MONEY MARKET FUNDS - 8.9%
9,434,681	First American Treasury Obligations Fund, Class X, 4.72% (Cost $9,434,681)(d)			9,434,681

	TOTAL INVESTMENTS - 102.0% (Cost $108,762,832)			$ 108,076,026
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%			(2,110,269)
	NET ASSETS - 100.0%			$ 105,965,757

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Zero coupon bond.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023 the total market value of 144A securities is 2,569,434 or 2.4% of net assets.
(d)	Rate disclosed is the seven day effective yield as of March 31, 2023.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares			Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 0.5%
	ASSET MANAGEMENT — 0.3%
16	Eaton Vance Senior Floating-Rate Trust		7.7280	Perpetual	$ 350,000
103	Eaton Vance Senior Floating-Rate Trust		7.4050	Perpetual	2,253,125
					2,603,125
	BANKING — 0.2%
253	CIB Marine(a)		0.0000	06/01/35	151,625
2,297	CIB Marine(a)		0.0000	06/01/35	1,378,035
					1,529,660
	TOTAL PREFERRED STOCKS (Cost $4,123,224)				4,132,785

Principal Amount ($)		Spread
	ASSET BACKED SECURITIES — 80.2%
	AGENCY CMBS — 0.3%
30,433,910	Ginnie Mae Strip Series 3 23(b)		1.4000	09/16/45	2,395,209
1,394,951	Government National Mortgage Association Series 2013-43 IO(b),(c)		0.0250	08/16/48	397
					2,395,606
	AUTO LOAN — 0.6%
5,000,000	CAL Receivables, LLC Series 2022-1 B(d),(e)	SOFR30A + 4.350%	8.9080	10/15/26	4,820,455

	CDO — 1.2%
118,758	Ansonia CDO Ltd. Series 2006-1A AFL(d),(e)	US0001M + 0.300%	0.4090	07/28/46	116,587
60,431	Ansonia CDO Ltd. Series 2006-1A AFX(d)		5.7020	07/28/46	58,637
848,747	Aspen Funding I Ltd. Series 2002-1A B1(d)		9.0600	07/10/37	850,133
10,000,000	Bleecker Structured Asset Funding Ltd.		5.6540	04/01/35	796,250
5,330,164	Capitalsource Real Estate Loan Trust Series 2006-1A C(d),(e)	US0003M + 0.650%	5.4600	01/20/37	5,121,254
3,149,379	Nomura CRE CDO Ltd. Series 2007-2A D(d),(e)	US0003M + 0.450%	5.3650	05/21/42	507,929
2,000,000	Taberna Preferred Funding II Ltd. Series 2005-2A A2(d),(e)	US0003M + 0.650%	5.4560	11/05/35	1,271,130
411,297	Wachovia Repackaged Asset Participating Securities Series 2003-1A A(d),(e)	US0003M + 0.550%	5.3930	02/08/35	351,659
628,894	Wachovia Repackaged Asset Participating Securities Series 2003-1A B(d),(e)	US0003M + 0.550%	5.3930	02/08/35	473,557
					9,547,136
	COLLATERALIZED MORTGAGE OBLIGATIONS — 30.2%
126,646	ABN Amro Mortgage Corporation Series 2002-9 M		5.7500	12/25/32	121,641

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 30.2% (Continued)
51,310	ABN Amro Mortgage Corporation Series 2003-3 A4		5.7500	02/25/33	$ 48,955
41,287	Adjustable Rate Mortgage Trust Series 2004-5 2A1(c)		3.8930	04/25/35	39,694
137,396	Adjustable Rate Mortgage Trust Series 2005-2 3A1(c)		4.5770	06/25/35	125,917
75,725	Adjustable Rate Mortgage Trust Series 2005-4 1A1(c)		3.0490	08/25/35	54,956
467,335	Adjustable Rate Mortgage Trust Series 2005-5 2A1(c)		3.3600	09/25/35	387,435
222,351	Adjustable Rate Mortgage Trust Series 2005-6A 1A21(e)	US0001M + 0.520%	5.3650	11/25/35	181,685
249,609	Adjustable Rate Mortgage Trust Series 2005-6A 1A1(e)	US0001M + 0.540%	5.3850	11/25/35	206,083
152,812	Adjustable Rate Mortgage Trust Series 2005-10 3A31(c)		3.2940	01/25/36	136,180
392,220	Adjustable Rate Mortgage Trust Series 2005-10 3A11(c)		3.2940	01/25/36	347,004
93,511	Adjustable Rate Mortgage Trust Series 2005-10 1A1(c)		4.1800	01/25/36	81,408
122,197	Adjustable Rate Mortgage Trust Series 2005-10 6A1(e)	US0001M + 0.540%	5.3850	01/25/36	107,856
11,535	Alternative Loan Trust Series 2003-4CB 1A1		5.7500	04/25/33	11,170
67,009	Alternative Loan Trust Series 2003-J3 1A2		5.2500	11/25/33	62,802
72,655	Alternative Loan Trust Series 2005-17 1A2(e)	US0001M + 0.560%	5.4050	07/25/35	45,190
429,009	Alternative Loan Trust Series 2005-43 5A1(c)		4.1490	09/25/35	353,990
67,387	Alternative Loan Trust Series 2005-51 2A1(e)	US0001M + 0.600%	5.3780	11/20/35	60,800
30,537	Alternative Loan Trust Series 2005-63 5A1(c)		3.9390	12/25/35	26,459
1,574,076	Alternative Loan Trust Series 2006-J6 A2(b),(e)	US0001M + 5.500%	0.6550	09/25/36	145,823
1,290,226	Alternative Loan Trust Series 2006-J6 A1(e)	US0001M + 0.500%	2.8580	09/25/36	534,430
691,421	Alternative Loan Trust Series 2006-32CB A2(b),(e)	US0001M + 5.330%	0.4850	11/25/36	62,102
416,519	Alternative Loan Trust Series 2006-32CB A1(e)	US0001M + 0.670%	5.5150	11/25/36	216,669
308,774	Alternative Loan Trust Series 2007-5CB 1A24(f)		0.0000	04/25/37	48,611
380,586	Alternative Loan Trust Series 2007-5CB 1A18(b),(e)	US0001M + 5.650%	0.8050	04/25/37	50,802
194,304	Alternative Loan Trust Series 2006-OA7 3A1(e)	US0001M + 0.420%	5.2650	06/25/46	132,826
496,732	Alternative Loan Trust Series 2004-2CB 4A1		5.0000	08/25/54	476,666
393,868	American Home Mortgage Assets Trust Series 2006-1 2A1(e)	US0001M + 0.190%	5.0350	05/25/46	312,972
22,983	American Home Mortgage Investment Trust Series 2004-3 4A(e)	US0006M + 1.500%	3.6030	10/25/34	22,706
4,570,174	American Home Mortgage Investment Trust Series 2005-2 5A4D(g)		5.8280	09/25/35	3,507,950
428,833	American Home Mortgage Investment Trust Series 2006-2 3A1(e)	US0001M + 0.220%	0.9450	06/25/36	63,261
8,126	American Home Mortgage Investment Trust Series 2004-1 1M1(e)	US0001M + 0.900%	5.7450	04/25/44	8,024
24,980	American Home Mortgage Investment Trust Series 2004-4 6A1(g)		6.0000	02/25/45	24,396
21,912	American Home Mortgage Investment Trust Series 2005-1 6A(e)	US0006M + 2.000%	7.0980	06/25/45	21,433
901,489	American Home Mortgage Investment Trust Series 2005-4 5A(e)	US0006M + 1.750%	1.7360	11/25/45	406,955
478,663	American Home Mortgage Investment Trust Series 2006-3 12A1(e)	US0001M + 0.380%	5.2250	12/25/46	441,136

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 30.2% (Continued)
1,178,317	American Home Mortgage Investment Trust Series 2007-1 GA1A(e)	US0001M + 0.160%	5.0050	05/25/47	$ 826,754
612,288	Banc of America Alternative Loan Trust Series 2006-4 1A2(b),(e)	US0001M + 5.150%	0.3050	05/25/46	34,025
606,731	Banc of America Alternative Loan Trust Series 2006-4 1A1(e)	US0001M + 0.850%	5.6950	05/25/46	522,164
332,511	Banc of America Alternative Loan Trust Series 2006-4 1A3		6.0000	05/25/46	272,055
268,338	Banc of America Alternative Loan Trust Series 2006-4 1A4		6.0000	05/25/46	219,550
310,555	Banc of America Alternative Loan Trust Series 2006-4 1A5		6.0000	05/25/46	254,091
1,370,537	Banc of America Funding Corporation Series 2008-1 A2(c)		4.1000	09/25/48	1,286,342
752,641	Banc of America Funding Trust Series 2016-R2 1A1(c),(d)		4.7000	05/01/33	724,900
106,595	Banc of America Funding Trust Series 2003-1 B2		6.0000	05/20/33	56,379
65,312	Banc of America Funding Trust Series 2007-4 5A1		5.5000	11/25/34	58,262
459,131	Banc of America Funding Trust Series 2004-B 6A1(c)		2.6340	12/20/34	361,832
169,959	Banc of America Funding Trust Series 2005-B 1A1(c)		4.0470	04/20/35	144,125
1,678,602	Banc of America Funding Trust Series 2005-E 2A1(c)		3.2870	05/20/35	1,419,191
121,838	Banc of America Funding Trust Series 2005-E 8A1(e)	12MTA + 1.430%	4.5680	06/20/35	85,011
55,602	Banc of America Funding Trust Series 2005-8 30PO(f)		0.0000	01/25/36	36,467
1,570,879	Banc of America Funding Trust Series 2006-A 5A1(c)		3.4150	02/20/36	1,356,547
1,170,312	Banc of America Funding Trust Series 2006-A 4A1(c)		4.0720	02/20/36	927,643
470,202	Banc of America Funding Trust Series 2006-B 7A1(c)		3.6810	03/20/36	376,599
175,695	Banc of America Funding Trust Series 2006-B 1A1(c)		4.3710	03/20/36	156,105
140,462	Banc of America Funding Trust Series 2006-C 4A1(c)		3.5490	04/20/36	114,297
574,861	Banc of America Funding Trust Series 2006-D 2A1(c)		3.4990	05/20/36	484,500
463,923	Banc of America Funding Trust Series 2006-F 1A2(c)		4.3300	07/20/36	386,605
21,958	Banc of America Funding Trust Series 2006-G 3A3(e)	US0012M + 1.750%	7.4410	07/20/36	21,247
73,793	Banc of America Funding Trust Series 2007-7 30PO(f)		0.0000	09/25/37	33,618
98,674	Banc of America Funding Trust Series 2006-I 5A1(c)		2.9150	10/20/46	76,579
79,399	Banc of America Funding Trust Series 2007-C 6A2(e)	US0001M + 0.540%	5.3010	05/20/47	75,381
449,899	Banc of America Funding Trust Series 2007-8 3A1		6.0000	08/25/53	240,228
44,180	Banc of America Mortgage Trust Series 2005-A 2A2(c)		3.9020	02/25/35	41,215
435,716	Banc of America Mortgage Trust Series 2005-G 4A3(c)		3.7680	08/25/35	380,038
992,553	Banc of America Mortgage Trust Series 2005-I 4A1(c)		4.2160	10/25/35	934,049
99,626	Banc of America Mortgage Trust Series 2006-A 1A1(c)		3.9050	02/25/36	81,220
76,046	Banc of America Mortgage Trust Series 2006-B 2A1(c)		3.9950	11/20/46	67,183
173,671	Bayview Commercial Asset Trust Series 2005-3A M5(d),(e)	US0001M + 0.960%	5.4850	11/25/35	155,787
40,562	BCAP, LLC Trust Series 2007-AA2 22A1		6.0000	11/25/31	39,945

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 30.2% (Continued)
4,203,428	BCAP, LLC Trust Series 2013-RR7 4A4(c),(d)		4.1960	12/27/34	$ 3,610,829
2,116,547	BCAP, LLC Trust Series 2009-RR10 1A2(c),(d)		5.9960	02/26/36	1,976,093
2,060,026	BCAP, LLC Trust Series 2010-RR11 3A3(c),(d)		3.3680	06/27/36	1,906,626
2,536,384	BCAP, LLC Trust Series 2011-RR4 7A1(d)		5.2500	04/26/37	1,480,082
7,905	Bear Stearns ALT-A Trust Series 2004-9 6A1(c)		5.6720	09/25/34	7,371
159,405	Bear Stearns ALT-A Trust Series 2004-12 2A4(c)		3.6950	01/25/35	142,574
49,205	Bear Stearns ALT-A Trust Series 2005-4 25A1(c)		3.2460	05/25/35	43,519
99,610	Bear Stearns ALT-A Trust Series 2005-10 23A1(c)		3.7850	01/25/36	89,220
4,710,018	Bear Stearns ALT-A Trust Series 2005-10 11A1(e)	US0001M + 0.500%	5.3450	01/25/36	5,911,430
2,856,885	Bear Stearns ALT-A Trust Series 2006-1 11A1(e)	US0001M + 0.480%	5.3250	02/25/36	2,764,506
1,723,865	Bear Stearns ALT-A Trust Series 2006-2 11A1(e)	US0001M + 0.440%	5.2850	04/25/36	2,139,503
447,204	Bear Stearns ALT-A Trust Series 2006-3 35A1(c)		3.3470	05/25/36	251,676
91,955	Bear Stearns ALT-A Trust Series 2006-3 33A1(c)		3.4960	05/25/36	65,269
186,159	Bear Stearns ALT-A Trust Series 2006-3 1A1(e)	US0001M + 0.380%	5.2250	05/25/36	198,315
40,534	Bear Stearns ALT-A Trust II Series 2007-1 1A1(c)		3.6400	09/25/47	20,433
44,249	Bear Stearns ARM Trust Series 2003-8 1A1(c)		4.3200	01/25/34	39,737
10,356	Bear Stearns ARM Trust Series 2004-1 21A1(c)		3.3830	04/25/34	9,805
383,183	Bear Stearns ARM Trust Series 2004-9 23A1(c)		2.1580	11/25/34	350,110
60,565	Bear Stearns ARM Trust Series 2004-10 21A1(c)		3.9840	01/25/35	53,398
218,951	Bear Stearns ARM Trust Series 2005-3 2A1(c)		3.9690	06/25/35	205,252
1,110,895	Bear Stearns ARM Trust Series 2005-6 3A1(c)		4.2350	08/25/35	985,865
977,845	Bear Stearns ARM Trust Series 2006-4 1A1(c)		4.3700	10/25/36	847,325
50,858	Bear Stearns ARM Trust Series 2007-5 3A1(c)		3.6880	08/25/47	44,853
3,374,519	Bear Stearns ARM Trust Series 2007-5 2A1(c)		4.0260	08/25/47	2,929,294
171,025	Bear Stearns Asset Backed Securities I Trust Series 2005-AC5 1A1(e)	US0001M + 1.000%	5.5000	08/25/35	112,734
10,718	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 A5(g)		5.2500	10/25/33	10,445
28,201	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 A1(g)		5.7500	10/25/33	28,723
828,546	Bear Stearns Mortgage Funding Trust Series 2006-SL5 1A(e)	US0001M + 0.300%	5.1450	12/25/36	964,488
6,414	Bear Stearns Mortgage Securities, Inc. Series 1997-6 B2(c)		6.4900	03/25/31	6,244
37,545	Bear Stearns Mortgage Securities, Inc. Series 1997-6 1A(c)		6.4900	03/25/31	37,032
37,226,526	CBASS 1248MKAB1 DEL TR Series 2011-1A KAB1(d),(e)	US0001M + 0.460%	0.0740	02/25/37	771,296
176,184	Chase Mortgage Finance Trust Series 2005-S1 2A1		5.0000	05/25/35	171,467
934,258	ChaseFlex Trust Series 2005-2 3A4		7.5000	06/25/35	577,133
40,233	CHL Mortgage Pass-Through Trust Series 2003-56 3A7A(c)		4.0880	12/25/33	35,834

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 30.2% (Continued)
205,942	CHL Mortgage Pass-Through Trust Series 2004-2 2A1(c)		3.8700	02/25/34	$ 164,775
1,532,287	CHL Mortgage Pass-Through Trust Series 2004-7 6A1(c)		0.6730	05/25/34	280,308
250,794	CHL Mortgage Pass-Through Trust Series 2004-5 2A7		5.0000	05/25/34	245,061
88,078	CHL Mortgage Pass-Through Trust Series 2004-7 2A1(c)		6.3380	06/25/34	79,744
42,523	CHL Mortgage Pass-Through Trust Series 2004-8 1A6(f)		0.0000	07/25/34	29,431
340,116	CHL Mortgage Pass-Through Trust Series 2004-14 4A1(c)		3.9140	08/25/34	295,581
1,757	CHL Mortgage Pass-Through Trust Series 2005-7 2A2(e)	US0001M + 0.720%	7.9570	03/25/35	545
1,835	CHL Mortgage Pass-Through Trust Series 2005-11 4A2(e)	US0001M + 0.320%	5.1650	04/25/35	982
254,185	CHL Mortgage Pass-Through Trust Series 2005-J2 3A12		5.0000	08/25/35	156,796
155,985	CHL Mortgage Pass-Through Trust Series 2005-15 A4		5.1000	08/25/35	142,149
122,698	CHL Mortgage Pass-Through Trust Series 2005-HYB6 5A1(c)		2.9570	10/20/35	112,346
92,882	Citicorp Mortgage Securities Trust Series 2006-1 1A4		6.0000	02/25/36	89,546
265,307	Citicorp Mortgage Securities, Inc. Series 2005-2 1A3		5.5000	03/25/35	253,965
3,775	Citigroup Global Markets Mortgage Securities VII, Series 1993-6A B1(c)		4.6110	10/25/23	3,734
112,057	Citigroup Mortgage Loan Trust Series 2004-HYB2 3A(c)		3.9310	03/25/34	98,995
32,550	Citigroup Mortgage Loan Trust Series 2013-8 1A2(c),(d)		3.9480	05/25/35	27,123
326,446	Citigroup Mortgage Loan Trust Series 2009-4 7A5(c),(d)		5.4780	05/25/35	301,715
50,490	Citigroup Mortgage Loan Trust Series 2010-8 2A2(c),(d)		3.6580	11/19/35	49,367
30,267	Citigroup Mortgage Loan Trust Series 2005-11 A3(e)	H15T1Y + 2.400%	6.4700	11/25/35	28,520
442,905	Citigroup Mortgage Loan Trust Series 2006-AR2 1A2(c)		3.8010	03/25/36	406,997
96,001	Citigroup Mortgage Loan Trust Series 2006-AR5 2A4A(c)		3.1990	07/25/36	101,451
335,833	Citigroup Mortgage Loan Trust Series 2013-8 2A2(c),(d)		4.0610	11/25/36	240,699
1,664,782	Citigroup Mortgage Loan Trust Series 2008-RR1 A1A1(d),(e)	US0001M + 0.070%	4.9150	01/25/37	1,494,068
158,153	Citigroup Mortgage Loan Trust Series 2019-E A1(d),(g)		6.2280	11/25/70	157,835
802,016	Citigroup Mortgage Loan Trust, Inc. Series 2004-RR1 2A1(d),(e)	US0001M + 0.400%	5.2450	01/25/29	742,160
58,198	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 2CB3		8.0000	08/25/34	58,110
950,426	Citigroup Mortgage Loan Trust, Inc. Series 2005-9 2A3		5.7500	11/25/35	706,681
85,580	CitiMortgage Alternative Loan Trust Series 2007-A1 1APO(f)		0.0000	01/25/37	48,917
172,157	CitiMortgage Alternative Loan Trust Series 2007-A1 1A9(b),(e)	US0001M + 5.400%	0.5550	01/25/37	7,514
18,017	CitiMortgage Alternative Loan Trust Series 2007-A1 1A1		6.0000	01/25/37	16,064
31,827,712	COMM Mortgage Trust Series 2007-C9 XS(b),(c),(d)		0.0560	12/10/49	554,582
371,467	Credit Suisse First Boston Mortgage Securities Series 2005-8 6A1		5.5000	08/25/25	303,209
715,415	Credit Suisse First Boston Mortgage Securities Series MH29 B1(c)		8.1000	09/25/31	714,528
302,535	Credit Suisse First Boston Mortgage Securities Series 2002-P1A A(c),(d)		5.0440	03/25/32	272,952

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 30.2% (Continued)
113,967	Credit Suisse First Boston Mortgage Securities Series 2002-18 1M2(c)		7.0000	06/25/32	$ 107,615
22,039	Credit Suisse First Boston Mortgage Securities Series 2002-AR31 CB2(c)		3.8330	11/25/32	18,187
86,425	Credit Suisse First Boston Mortgage Securities Series 2002-AR31 CB1(c)		3.8330	11/25/32	79,692
460,893	Credit Suisse First Boston Mortgage Securities Series 2002-30 DB1(c)		7.3510	11/25/32	460,295
22,600	Credit Suisse First Boston Mortgage Securities Series 2002-34 DB1(c)		6.9270	12/25/32	21,343
71,796	Credit Suisse First Boston Mortgage Securities Series 2003-8 CB2(c)		5.6670	04/25/33	57,380
123,289	Credit Suisse First Boston Mortgage Securities Series 2003-8 5A1		6.5000	04/25/33	121,574
28,312	Credit Suisse First Boston Mortgage Securities Series 2003-23 6A1		6.5000	09/25/33	28,243
979,277	Credit Suisse First Boston Mortgage Securities Series 2004-AR1 6M2(e)	US0001M + 2.100%	6.9450	02/25/34	963,582
51,913	Credit Suisse First Boston Mortgage Securities Series 2004-5 5A1		5.0000	09/25/34	46,892
818,476	Credit Suisse First Boston Mortgage Securities Series 2005-12 5A1		5.2500	01/25/36	709,238
2,178	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29 6A1		5.0000	11/25/28	2,037
583,068	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-29 2B1		7.0000	10/25/32	569,329
130,564	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 4M3(e)	US0001M + 2.900%	7.7450	07/25/33	123,515
61,551	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 7A1		5.5000	11/25/33	60,995
210,485	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 8A1		6.0000	11/25/33	205,069
123,283	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29 7A1		6.5000	12/25/33	117,183
11,550	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR30 5A1(c)		3.8390	01/25/34	11,023
2,011	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5 7A1(c)		2.5700	06/25/34	2,003
7,035	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5 6A1(c)		3.5180	06/25/34	6,670
676,225	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9 4A2(e)	US0001M + 0.350%	5.1950	10/25/35	561,660
7,659,480	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 4A1		1.0440	11/25/35	1,507,502
37,711	CSFB Mortgage-Backed Trust Series 2004-AR6 Series 2004-AR6 7A1(c)		4.1920	10/25/34	36,884
2,062,788	CSMC Mortgage-Backed Trust 2006-9 Series 2006-9 4A13		6.5000	11/25/36	1,407,699
540,224	CSMC Mortgage-Backed Trust 2007-1 Series 2007-1 5A13		6.0000	02/25/37	321,373
963,163	CSMC Mortgage-Backed Trust 2007-3 Series 2007-3 1A1A(c)		1.4660	04/25/37	226,789
192,043	CSMC Mortgage-Backed Trust 2007-3 Series 2007-3 3A4		5.0000	04/25/37	159,897
154,236	CSMC Mortgage-Backed Trust 2007-3 Series 2007-3 4A6(e)	US0001M + 0.250%	5.0950	04/25/37	121,289
2,301,713	CSMC Mortgage-Backed Trust 2007-4 Series 2007-4 5A1		0.9710	06/25/37	351,256
190,550	CSMC Mortgage-Backed Trust 2007-4 Series 2007-4 1A1(e)	US0001M + 0.400%	5.2450	06/25/37	117,698
38,093	CSMC Mortgage-Backed Trust 2007-5 Series 2007-5 10A2		6.0000	04/25/29	35,451
128,525	CSMC Series 2014-4R 16A3(d),(e)	US0001M + 0.200%	5.1460	02/27/36	118,917

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 30.2% (Continued)
98,852	CSMC Series 2011-6R 4A2(c),(d)		3.3210	04/28/37	$ 88,996
168,286	Deutsche Alt-B Securities Inc Mortgage Loan Trust Series 2006-AB2 A3(c)		4.8120	06/25/36	141,648
125,898	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB1 A3(g)		5.8650	02/25/36	119,285
33,189	Deutsche Mortgage Sec Inc Mort Loan Tr Series 2004-1 B2(c)		5.5000	09/25/33	30,966
104,318	Deutsche Mortgage Securities Inc Mortgage Loan Series 2006-PR1 3AF2(d),(e)	US0001M + 0.280%	4.9640	04/15/36	95,995
381,815	Deutsche Mortgage Securities Inc Mortgage Loan Series 2006-PR1 3AF1(d),(e)	US0001M + 0.280%	4.9640	04/15/36	351,351
46,434	Deutsche Mortgage Securities Inc Mortgage Loan Series 2006-PR1 4AF1(d),(e)	US0001M + 0.290%	4.9740	04/15/36	39,755
176,499	DSLA Mortgage Loan Trust Series 2004-AR1 A2B(e)	US0001M + 0.840%	5.6010	09/19/44	151,218
1,087,760	DSLA Mortgage Loan Trust Series 2004-AR2 A1B(e)	US0001M + 0.800%	5.5610	11/19/44	903,260
282,442	DSLA Mortgage Loan Trust Series 2004-AR2 A2B(e)	US0001M + 0.800%	5.5610	11/19/44	259,346
133,852	DSLA Mortgage Loan Trust Series 2005-AR5 2A1A(e)	US0001M + 0.660%	5.4210	09/19/45	81,804
2,483,806	DSLA Mortgage Loan Trust Series 2007-AR1 1A1B(e)	US0001M + 0.140%	4.9010	04/19/47	1,984,270
28,986	Fannie Mae Interest Strip Series 249 2(b)		6.5000	10/25/23	382
235,502	Fannie Mae Interest Strip Series 409 19(b),(c)		3.5000	04/25/27	7,733
153,642	Fannie Mae Interest Strip Series 356 17(b)		6.0000	01/25/35	27,496
337,921	Fannie Mae Interest Strip Series 362 2(b)		4.5000	08/25/35	50,329
216,048	Fannie Mae Interest Strip Series 387 5(b),(c)		5.0000	03/25/38	33,506
459,792	Fannie Mae Interest Strip Series 407 16(b)		5.0000	01/25/40	88,687
396,476	Fannie Mae REMICS Series 2010-55 SH(b),(e)	US0001M + 6.500%	1.6550	05/25/40	5,875
345,458	Fannie Mae REMICS Series 2018-95 SA(b),(e)	US0001M + 6.150%	1.3050	01/25/49	35,422
1,197,023	Fannie Mae Trust Series 2003-W6 5S(b),(e)	US0001M + 7.600%	2.7550	09/25/42	135,245
165,035	First Horizon Alternative Mortgage Securities Series 2004-AA5 2A1(c)		3.9430	12/25/34	149,554
370,674	First Horizon Alternative Mortgage Securities Series 2004-AA7 1A1(c)		4.2200	02/25/35	310,446
31,091	First Horizon Alternative Mortgage Securities Series 2005-AA1 1A1(c)		4.4320	03/25/35	18,823
895,459	First Horizon Alternative Mortgage Securities Series 2005-AA3 2A1(c)		4.3890	05/25/35	475,462
234,513	First Horizon Alternative Mortgage Securities Series 2005-AA5 1A1(c)		4.6910	07/25/35	151,384
1,112	First Horizon Alternative Mortgage Securities Series 2006-AA4 1A1(c)		0.0000	07/25/36	—
23,569	First Horizon Mortgage Pass-Through Trust Series 2000-H 3B1(c)		2.8240	05/25/30	21,966
21,333	First Horizon Mortgage Pass-Through Trust Series 2000-H 4B2(c)		4.3290	05/25/30	19,588
167,487	First Horizon Mortgage Pass-Through Trust Series 2004-FL1 1A1(e)	US0001M + 0.270%	5.1150	02/25/35	139,547
206,072	First Horizon Mortgage Pass-Through Trust Series 2005-AR4 2A1(c)		3.9780	10/25/35	190,422
647,836	First Horizon Mortgage Pass-Through Trust Series 2005-AR6 3A1(c)		4.6250	01/25/36	432,919

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 30.2% (Continued)
479,811	First Horizon Mortgage Pass-Through Trust Series 2006-AR3 3A1(c)		3.5140	10/25/36	$ 346,360
56,476	First Horizon Mortgage Pass-Through Trust Series 2007-AR2 2A1(c)		3.8570	07/25/37	36,317
340,842	Freddie Mac REMICS Series 3753 SB(b),(e)	US0001M + 6.000%	1.3160	11/15/40	34,276
289,064	Freddie Mac Strips Series 324 C21(b)		6.0000	06/15/39	61,780
318,947	Freddie Mac Strips Series 365 257(b),(c)		4.5000	05/15/49	66,328
3,053,164	Freddie Mac Structured Pass-Through Certificates Series 56 AIO(b),(c)		0.5240	05/25/43	64,969
541,443	Global Mortgage Securitization Ltd. Series 2004-A A2(d),(e)	US0001M + 0.320%	5.1650	11/25/32	520,944
166,928	GMACM Mortgage Loan Trust Series 2004-J2 A9(f)		0.0000	06/25/34	135,031
1,854,553	GMACM Mortgage Loan Trust Series 2005-AR4 3A1(c)		3.6170	07/19/35	1,456,787
472,190	GMACM Mortgage Loan Trust Series 2005-AR6 3A1(c)		3.6020	11/19/35	398,599
13,859	GMACM Mortgage Loan Trust Series 2005-AR6 4A1(c)		3.6580	11/19/35	13,342
328,865	Government National Mortgage Association Series 2012-104 DI(b),(g)		4.0000	09/16/25	5,792
177,948	Government National Mortgage Association Series 2003-12 S(b),(e)	US0001M + 7.550%	2.7900	02/20/33	3,941
171,509	Government National Mortgage Association Series 2021-78 QI(b)		5.0000	05/20/34	22,269
175,564	Government National Mortgage Association Series 2015-79 GI(b)		5.0000	10/20/39	31,273
137,886	Government National Mortgage Association Series 2011-71 SG(b),(e)	US0001M + 5.400%	0.6390	05/20/41	10,048
162,960	Government National Mortgage Association Series 2011-89 SA(b),(e)	US0001M + 5.450%	0.6890	06/20/41	11,872
730,584	GreenPoint Mortgage Funding Trust Series 2006-AR2 4A1(e)	12MTA + 2.000%	5.1380	03/25/36	682,910
71,157	GreenPoint Mortgage Funding Trust Series 2006-AR3 4A1(e)	US0001M + 0.420%	5.2650	04/25/36	58,253
522,255	GreenPoint Mortgage Funding Trust Series 2005-AR4 1A1(e)	US0001M + 0.520%	5.3650	10/25/45	500,792
332,527	GreenPoint Mortgage Funding Trust Series 2005-AR5 3A1(e)	US0001M + 0.560%	5.4050	11/25/45	250,901
576,785	GreenPoint Mortgage Loan Trust Series 2004-1 A(e)	US0001M + 1.150%	5.9950	10/25/34	449,778
373,408	GreenPoint MTA Trust Series 2005-AR3 1A1(e)	US0001M + 0.480%	5.3250	08/25/45	278,785
143,493	GSMPS Mortgage Loan Trust Series 1998-2 A(c),(d)		7.7500	05/19/27	140,371
59,373	GSMPS Mortgage Loan Trust Series 1998-3 A(c),(d)		4.8130	09/19/27	57,305
170,958	GSMPS Mortgage Loan Trust Series 1999-2 A(c),(d)		8.0000	09/19/27	166,626
51,246	GSMPS Mortgage Loan Trust Series 1998-1 A(c),(d)		8.0000	09/19/27	48,023
449,446	GSMPS Mortgage Loan Trust Series 2001-2 A(c),(d)		7.5000	06/19/32	412,367
125,008	GSR Mortgage Loan Trust Series 2003-1 B1(c)		3.8430	03/25/33	112,426
14,456	GSR Mortgage Loan Trust Series 2003-1 A2(e)	H15T1Y + 1.750%	6.7800	03/25/33	13,946
98,027	GSR Mortgage Loan Trust Series 2003-3F B3(c)		5.9590	04/25/33	93,499
113,040	GSR Mortgage Loan Trust Series 2003-3F 1A6		6.0000	04/25/33	110,973
180,622	GSR Mortgage Loan Trust Series 2003-4F B3(c)		5.9130	05/25/33	181,269
400,334	GSR Mortgage Loan Trust Series 2003-9 A2(e)	US0012M + 1.750%	7.4410	08/25/33	364,195

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 30.2% (Continued)
13,863	GSR Mortgage Loan Trust Series 2004-8F 2A3		6.0000	09/25/34	$ 13,823
15,041	GSR Mortgage Loan Trust Series 2004-13F 3A3		6.0000	11/25/34	14,612
192,117	GSR Mortgage Loan Trust Series 2004-15F 3A1(e)	US0001M + 0.300%	5.1450	12/25/34	175,748
19,804	GSR Mortgage Loan Trust Series 2005-5F 8A7		5.5000	06/25/35	19,559
17,090	GSR Mortgage Loan Trust Series 2005-AR6 2A2(c)		4.0400	09/25/35	15,584
10,004	GSR Mortgage Loan Trust Series 2005-AR6 1A1(c)		4.1980	09/25/35	9,618
62,079	GSR Mortgage Loan Trust Series 2005-7F 2A6		5.5000	09/25/35	59,393
223,948	GSR Mortgage Loan Trust Series 2005-AR5 1A1(c)		3.5070	10/25/35	200,272
290,593	GSR Mortgage Loan Trust Series 2005-AR7 5A1(c)		3.9690	11/25/35	236,885
25,648	GSR Mortgage Loan Trust Series 2005-AR7 3A1(c)		4.0520	11/25/35	23,098
1,287,931	GSR Mortgage Loan Trust Series 2005-8F 2A6		5.5000	11/25/35	1,190,040
557,974	GSR Mortgage Loan Trust Series 2005-8F 2A4		5.5000	11/25/35	513,676
418,098	GSR Mortgage Loan Trust Series 2005-8F 2A1		5.5000	11/25/35	384,905
837,978	GSR Mortgage Loan Trust Series 2006-1F 4A1		5.5000	02/25/36	633,101
1,550,895	GSR Mortgage Loan Trust Series 2006-2F 2A13		5.7500	02/25/36	1,377,320
1,832,537	GSR Mortgage Loan Trust Series 2006-2F 2A17		5.7500	02/25/36	1,627,440
977,307	GSR Mortgage Loan Trust Series 2006-1F 1A6(e)	US0001M + 0.950%	5.7950	02/25/36	1,898,843
200	GSR Mortgage Loan Trust Series 2006-4F 2A2		5.5000	05/25/36	1,335,000
100	GSR Mortgage Loan Trust Series 2006-4F 2A11		5.5000	05/25/36	435,000
100	GSR Mortgage Loan Trust Series 2006-4F 5A11		5.5000	05/25/36	887,500
10,991	GSR Mortgage Loan Trust Series 2006-7F 2A1		6.0000	08/25/36	1,920,000
888,338	GSR Mortgage Loan Trust Series 2006-10F 2A1		5.7500	12/25/36	2,059,994
507,012	GSR Mortgage Loan Trust Series 2007-1F 2A2		5.5000	01/25/37	1,012,092
283,080	GSR Mortgage Loan Trust Series 2007-1F 2A4		5.5000	01/25/37	351,990
544,293	GSR Mortgage Loan Trust Series 2007-1F 3A1		6.0000	01/25/37	375,165
706,250	GSR Mortgage Loan Trust Series 2007-AR1 1A1(c)		3.3360	03/25/37	418,466
529,141	GSR Mortgage Loan Trust Series 2007-AR1 3A1(c)		3.4250	03/25/37	460,079
125,098	GSR Mortgage Loan Trust Series 2007-AR2 5A1A(c)		4.3120	05/25/37	105,851
956,786	GSR Mortgage Loan Trust Series 2007-3F 2A1		5.7500	05/25/37	2,114,674
62,140	GSR Mortgage Loan Trust Series 2007-4F 1A1		5.0000	07/25/37	88,661
2,587,337	GSR Mortgage Loan Trust Series 2007-4F 2A1		5.7500	07/25/37	3,938,121
74,899	HarborView Mortgage Loan Trust Series 2003-1 B1(c)		3.9140	05/19/33	56,493
291,931	HarborView Mortgage Loan Trust Series 2004-1 B1(c)		4.1100	04/19/34	231,256
1,275,057	HarborView Mortgage Loan Trust Series 2004-8 3A2(e)	US0001M + 0.800%	5.5610	11/19/34	1,060,332

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 30.2% (Continued)
86,957	HarborView Mortgage Loan Trust Series 2004-9 4A2(e)	US0001M + 0.780%	5.5410	12/19/34	$ 74,173
3,389	HarborView Mortgage Loan Trust Series 2005-1 2A1B(e)	US0001M + 0.660%	5.4210	03/19/35	2,371
3,171,637	HarborView Mortgage Loan Trust Series 2005-2 1A(e)	US0001M + 0.520%	1.4130	05/19/35	1,032,175
52,992	HarborView Mortgage Loan Trust Series 2005-4 4A(c)		3.9720	07/19/35	49,197
20,090	HarborView Mortgage Loan Trust Series 2005-8 1A2A(e)	US0001M + 0.660%	5.4210	09/19/35	14,341
190,813	HarborView Mortgage Loan Trust Series 2005-14 3A1A(c)		4.3730	12/19/35	177,999
24,734	HarborView Mortgage Loan Trust Series 2005-14 2A1A(c)		4.3730	12/19/35	16,997
945,876	HarborView Mortgage Loan Trust Series 2005-16 4A1B(e)	12MTA + 2.000%	5.1380	01/19/37	721,896
1,549	Impac CMB Trust Series 2003-8 2M2(e)	US0001M + 2.625%	7.4700	10/25/33	1,518
26,617	Impac CMB Trust Series 2003-11 2B1(e)	US0001M + 4.500%	9.3450	10/25/33	24,412
2,819	Impac CMB Trust Series 2003-8 2B1(e)	US0001M + 4.500%	9.3450	10/25/33	2,722
137,145	Impac CMB Trust Series 2004-10 3A2(e)	US0001M + 0.800%	5.6450	03/25/35	123,665
36,949	Impac CMB Trust Series 2004-10 4M2(e)	US0001M + 1.500%	6.3450	03/25/35	33,110
172,193	Impac CMB Trust Series 2004-10 4B(e)	US0001M + 2.775%	7.6200	03/25/35	159,690
203,613	Impac CMB Trust Series 2005-4 2A2(e)	US0001M + 0.380%	5.6050	05/25/35	176,285
923,870	Impac CMB Trust Series 2005-4 2B1(e)	US0001M + 1.650%	7.3200	05/25/35	788,569
245,962	Impac Secured Assets CMN Owner Trust Series 2003-3 M1(c)		5.2990	08/25/33	230,660
140,551	Impac Secured Assets CMN Owner Trust Series 2005-1 4A(c)		3.8470	07/25/35	118,900
25,069	Impac Secured Assets Trust Series 2006-2 2M3(e)	US0001M + 1.650%	6.4950	08/25/36	24,925
137,314	IndyMac ARM Trust Series 2001-H1 1A(c)		3.1960	08/25/31	69,105
79,613	IndyMac IMSC Mortgage Loan Trust Series 2007-F3 PO(f)		0.0000	09/25/37	45,714
84,578	IndyMac INDA Mortgage Loan Trust Series 2005-AR1 2A1(c)		3.7010	11/25/35	79,549
18,280	IndyMac INDA Mortgage Loan Trust Series 2005-AR2 2A1(c)		4.1230	01/25/36	16,279
71,525	IndyMac INDA Mortgage Loan Trust Series 2007-AR4 3A1(c)		3.9550	08/25/37	62,524
28,548	IndyMac INDX Mortgage Loan Trust Series 2004-AR10 2A2B(e)	US0001M + 0.920%	5.7650	05/25/34	24,915
163,886	IndyMac INDX Mortgage Loan Trust Series 2004-AR5 2A1A(e)	US0001M + 0.860%	5.7050	08/25/34	133,432
2,128,511	IndyMac INDX Mortgage Loan Trust Series 2005-AR9 2A1(c)		3.5670	07/25/35	1,852,731
161,185	IndyMac INDX Mortgage Loan Trust Series 2006-AR2 2A1(e)	US0001M + 0.420%	5.2650	02/25/46	111,371
1,078,698	Jefferies Resecuritization Trust Series 2009-R6 7A5(c),(d)		3.9220	08/26/35	994,540
604,775	Jefferies Resecuritization Trust Series 2009-R7 6A2(c),(d)		3.8040	10/21/35	611,405
416,094	JP Morgan Alternative Loan Trust Series 2005-S1 2A1		5.0000	12/25/35	313,586
3,506,899	JP Morgan Alternative Loan Trust Series 2006-A1 2A2(c)		3.9430	03/25/36	3,238,091
51,623	JP Morgan Alternative Loan Trust Series 2006-S2 A4(g)		6.1900	05/25/36	51,063
15,095	JP Morgan Mortgage Trust Series 2004-S2 3A1		5.5000	11/25/24	14,942

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 30.2% (Continued)
494,397	JP Morgan Mortgage Trust Series 2004-S2 2A13(e)	US0001M + 0.400%	5.2450	11/25/34	$ 444,257
228,577	JP Morgan Mortgage Trust Series 2004-S2 4A5		6.0000	11/25/34	205,711
30,379	JP Morgan Mortgage Trust Series 2005-A3 11A2(c)		4.2130	06/25/35	27,629
568,045	JP Morgan Mortgage Trust Series 2005-A6 5A1(c)		3.9560	08/25/35	556,631
767,256	JP Morgan Mortgage Trust Series 2005-A8 1A1(c)		3.8010	11/25/35	616,168
53,287	JP Morgan Mortgage Trust Series 2007-A2 3A1(c)		3.7220	04/25/37	42,299
228,529	JP Morgan Mortgage Trust Series 2007-S2 3A2		6.0000	06/25/37	229,492
108,792	JP Morgan Mortgage Trust Series 2007-S2 3A3		6.5000	06/25/37	108,282
732,305	Lehman Mortgage Trust Series 2005-2 AX(b)		5.5000	12/25/35	111,553
801,700	Lehman Mortgage Trust Series 2005-2 5A1(e)	US0001M + 0.900%	5.7450	12/25/35	483,020
129,098	Lehman Mortgage Trust Series 2005-2 5A2(e)	US0001M + 28.060%	5.7720	12/25/35	129,502
1,410,087	Lehman Mortgage Trust Series 2007-5 8A2(b),(e)	US0001M + 7.720%	2.8750	08/25/36	232,744
1,393,235	Lehman Mortgage Trust Series 2007-5 8A1(e)	US0001M + 0.280%	5.1250	08/25/36	305,722
439,871	Lehman Mortgage Trust Series 2006-7 5A1(c)		1.4180	09/25/36	108,371
125,396	Lehman Mortgage Trust Series 2007-3 2A1(f)		0.0000	03/25/37	86,373
230,526	Lehman Mortgage Trust Series 2007-10 2A2		1.7950	01/25/38	69,704
189,017	Lehman Mortgage Trust Series 2006-4 4A1		6.0000	06/25/49	136,880
818,798	Lehman XS Trust Series 2005-5N 1A2(e)	US0001M + 0.360%	5.2050	11/25/35	760,715
286,155	Lehman XS Trust Series 2006-2N 1A1(e)	US0001M + 0.520%	5.3650	02/25/46	242,281
18,644	Luminent Mortgage Trust Series 2006-7 2A1(e)	US0001M + 0.340%	5.1850	12/25/36	15,707
282,411	Luminent Mortgage Trust Series 2006-7 1A1(e)	US0001M + 0.360%	5.2050	12/25/36	249,488
495,793	Luminent Mortgage Trust Series 2007-2 2A1(e)	US0001M + 0.460%	5.3050	05/25/37	430,780
454,723	MASTR Adjustable Rate Mortgages Trust Series 2004-11 B1(e)	US0001M + 2.250%	7.0950	11/25/34	431,574
2,523,705	MASTR Adjustable Rate Mortgages Trust Series 2004-14 B2(e)	US0001M + 3.400%	8.2450	01/25/35	1,955,762
1,854,222	MASTR Adjustable Rate Mortgages Trust Series 2005-6 3A2(c)		1.6910	07/25/35	692,245
1,055,876	MASTR Adjustable Rate Mortgages Trust Series 2005-6 3A1(c)		1.6910	07/25/35	403,674
3,119,864	MASTR Adjustable Rate Mortgages Trust Series 2007-1 2A1(c)		3.7620	11/25/36	1,755,220
3,861,960	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 1A1(e)	12MTA + 0.800%	3.9380	12/25/46	2,756,955
346,813	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 2A1(e)	12MTA + 0.800%	3.9380	12/25/46	261,620
2,416,556	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 4A1A(e)	12MTA + 0.850%	3.9880	12/25/46	2,064,540
1,639,754	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 4A1B(e)	12MTA + 1.200%	4.3380	12/25/46	1,402,513
1,414,671	MASTR Adjustable Rate Mortgages Trust Series 2007-1 I2A3(e)	12MTA + 0.740%	3.8780	01/25/47	1,385,357
4,518	MASTR Adjustable Rate Mortgages Trust Series 2007-1 I2A1(e)	US0001M + 0.320%	5.1650	01/25/47	4,426
300,000	MASTR Adjustable Rate Mortgages Trust Series 2007-3 22A5(e)	US0001M + 0.680%	5.5250	05/25/47	238,527

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 30.2% (Continued)
27,939	MASTR Alternative Loan Trust Series 2003-4 3A1		6.0000	06/25/33	$ 27,760
43,032	MASTR Alternative Loan Trust Series 2003-5 4A1		5.5000	07/25/33	41,727
16,847	MASTR Alternative Loan Trust Series 2003-7 7A18		5.7500	11/25/33	16,270
15,880	MASTR Alternative Loan Trust Series 2004-10 4A1		6.0000	09/25/34	15,276
34,275	MASTR Alternative Loan Trust Series 2004-11 1A1(c)		5.8450	10/25/34	33,116
18,533	MASTR Alternative Loan Trust Series 2004-12 4A1		5.5000	12/25/34	18,041
545,619	MASTR Alternative Loan Trust Series 2004-13 9A2		5.5000	01/25/35	305,765
52,944	MASTR Alternative Loan Trust Series 2005-1 2A1		6.0000	02/25/35	52,674
57,072	MASTR Alternative Loan Trust Series 2005-6 30PO(f)		0.0000	12/25/35	19,760
36,880	MASTR Alternative Loan Trust Series 2006-2 PO(f)		0.0000	03/25/36	14,924
1,220	MASTR Asset Securitization Trust Series 2004-3 1A3		5.2500	03/25/24	1,178
10,978	MASTR Asset Securitization Trust Series 2004-3 1A1		5.2500	03/25/24	10,743
40,626	MASTR Asset Securitization Trust Series 2003-11 6A16		5.2500	12/25/33	38,596
87,334	MASTR Asset Securitization Trust Series 2004-9 3A7		5.2500	07/25/34	80,677
948,581	MASTR Asset Securitization Trust Series 2004-11 5A4		5.7500	12/25/34	880,914
106,978	MASTR Asset Securitization Trust Series 2004-11 5A5		5.7500	12/25/34	98,093
1,450,286	MASTR Reperforming Loan Trust Series 2005-1 1A4(d)		7.5000	08/25/34	1,169,679
62,603	MASTR Seasoned Securitization Trust Series 2003-1 3A2(e)	US0001M + 0.400%	5.2450	02/25/33	58,797
87,958	Mellon Residential Funding Cor Mor Pas Thr Tr Series 1999-TBC3 B4(c),(d)		5.2670	10/20/29	81,109
54,242	Mellon Residential Funding Cor Mor Pas Thr Tr Series 1999-TBC3 B5(c),(d)		5.2670	10/20/29	50,014
1,842,166	MERIT Securities Corporation Series 11PA B3(d),(e)	US0001M + 2.250%	7.0810	09/28/32	1,608,155
149,956	Merrill Lynch Alternative Note Asset Trust Series 2007-AF1 1AF2		5.7500	05/25/37	140,447
323,307	Merrill Lynch Mortgage Backed Securities Trust Series 2007-1 2A1(c)		3.3450	04/25/37	277,420
92,696	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2 2M1(c)		3.6950	03/25/33	72,919
157,181	Merrill Lynch Mortgage Investors Trust Series 2006-AF1 PO(f)		0.0000	08/25/36	11,287
71,184	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2003-D B1(e)	US0001M + 0.945%	5.7900	08/25/28	61,908
54,107	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2003-D B2(e)	US0001M + 2.250%	7.0950	08/25/28	46,526
203,254	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2003-F B1(e)	US0001M + 0.900%	5.7450	10/25/28	184,502
144,095	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2007-2 1A(c)		3.9960	06/25/37	138,237
1,199,591	Merrill Lynch Mortgage Investors Trust Series MLMI Series 2005-A7 2A1(c)		2.1580	09/25/35	950,260

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 30.2% (Continued)
165,177	Morgan Stanley Dean Witter Capital I Inc Trust Series 2003-HYB1 A1(c)		4.2750	03/25/33	$ 143,503
102,565	Morgan Stanley Mortgage Loan Trust Series 2006-7 1A		5.0000	10/25/23	66,723
178,867	Morgan Stanley Mortgage Loan Trust Series 2006-7 2A		6.0000	06/25/31	115,908
32,832	Morgan Stanley Mortgage Loan Trust Series 2004-3 3A		6.0000	04/25/34	32,149
335,307	Morgan Stanley Mortgage Loan Trust Series 2005-2AR B1(e)	US0001M + 0.500%	5.3450	04/25/35	242,269
186,600	Morgan Stanley Mortgage Loan Trust Series 2005-4 1A		5.0000	08/25/35	177,561
773,986	Morgan Stanley Mortgage Loan Trust Series 2005-10 4A1		5.5000	12/25/35	476,790
92,646	Morgan Stanley Mortgage Loan Trust Series 2006-2 1A		5.2500	12/25/52	83,611
19,768	Morgan Stanley Re-REMIC Trust Series 2010-R7 3B(d)		5.5000	11/26/34	17,885
1,123,034	Morgan Stanley Resecuritization Trust Series 2014-R4 4B2(c),(d)		3.9960	11/21/35	943,194
7,053,243	Mortgage Loan Resecuritization Trust Series 2009-RS1 A85(d),(e)	US0001M + 0.340%	5.0020	04/16/36	6,622,378
10,926,062	Mortgage Loan Resecuritization Trust Series 2009-RS1 B15(d),(e)	US0001M + 0.340%	5.0020	04/16/36	5,942,819
2,778,791	MortgageIT Mortgage Loan Trust Series 2006-1 1A2(e)	US0001M + 0.400%	5.2450	04/25/36	1,945,492
152,969	MortgageIT Mortgage Loan Trust Series 2006-1 1A1(e)	US0001M + 0.460%	5.3050	04/25/36	137,914
292,180	MortgageIT Trust Series 2004-1 B2(e)	US0001M + 3.225%	8.0700	11/25/34	273,555
338,798,775	MortgageIT Trust Series 2005-2		0.0000	05/25/35	2,342,500
81,929	MortgageIT Trust Series 2005-2 1B1(e)	US0001M + 1.425%	6.2700	05/25/35	79,578
11,470,694	New Residential Mortgage Loan Trust Series 2019-5A B4IA(b),(c),(d)		0.5000	08/25/59	242,754
16,121,473	New Residential Mortgage Loan Trust Series 2019-5A B5IB(b),(c),(d)		0.7500	08/25/59	514,339
214,019	New York Mortgage Trust Series 2006-1 2A3(c)		3.7060	05/25/36	178,507
20,274	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AP1 A5(g)		5.8030	03/25/34	19,389
123,692	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR1 5A3(e)	US0001M + 1.020%	5.8650	08/25/34	115,329
9,101	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AP3 A5A(g)		5.5710	10/25/34	8,871
1,913,733	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR2 M2(e)	US0001M + 1.700%	6.5450	10/25/34	1,838,329
1,119,015	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR4 M2(e)	US0001M + 1.500%	6.3450	12/25/34	1,002,477
455,077	Nomura Asset Acceptance Corp Alternative Loan Series 2006-AF1 1A1B(c)		1.3940	05/25/36	101,225
212,214	Nomura Asset Acceptance Corp Alternative Loan Series 2006-AF1 2A(c)		4.2290	06/25/36	153,071
397,458	Nomura Asset Acceptance Corp Alternative Loan Series 2006-AF1 5A(c)		4.5700	06/25/36	393,320
62,051	Nomura Asset Acceptance Corp Alternative Loan Series 2007-1 1A3(g)		5.9570	03/25/47	58,986
788,866	Nomura Asset Acceptance Corp Alternative Loan Series 2007-1 1A4(g)		6.1380	03/25/47	749,778
105,196	NovaStar Mortgage Funding Trust Series 2006-MTA1 2A1A(e)	US0001M + 0.380%	0.5060	09/25/46	99,383
121,033	Ocwen Residential MBS Corporation Series 1999-R2 B2(c),(d)		0.7170	06/25/39	35,585

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 30.2% (Continued)
308,333	Opteum Mortgage Acceptance Corp Asset Backed Series 1 M7(e)	US0001M + 2.025%	6.8700	02/25/35	$ 311,216
249,034	PHHMC Series Trust Series 2006-4 B1(c)		6.2860	12/18/36	238,073
73,574	Popular A.B.S, Inc. Series 1998-1 A1(g)		7.2000	12/25/29	67,422
102,330	Prime Mortgage Trust Series 2004-1 1A6		5.2500	08/25/34	97,158
3,129	Prime Mortgage Trust Series 2005-1 2A4(d)		5.5000	09/25/34	3,117
1,928,118	Prime Mortgage Trust Series 2006-DR1 2A1(d)		5.5000	05/25/35	1,683,959
513,082	Prime Mortgage Trust Series 2006-DR1 2A2(d)		6.0000	05/25/35	420,308
13,218	Prime Mortgage Trust Series 2005-4 1A2		5.0000	10/25/35	12,438
98,499	Prime Mortgage Trust Series 2005-4 1A5		5.2500	05/25/44	92,721
317,624	RALI Series Trust Series 2004-QA4 NB21(c)		4.0700	09/25/34	284,575
397,840	RALI Series Trust Series 2004-QA4 NB1(c)		4.5560	09/25/34	333,647
500,731	RALI Series Trust Series 2004-QA6 NB2(c)		3.6260	12/26/34	427,615
625,375	RALI Series Trust Series 2004-QA6 NB4(c)		4.2100	12/26/34	530,032
1,793,384	RALI Series Trust Series 2005-QA2 A1I(c)		1.2660	02/25/35	580,596
1,906,395	RALI Series Trust Series 2005-QA2 A1II(c)		3.9570	02/25/35	1,163,912
189,502	RALI Series Trust Series 2005-QA2 NB2(c)		4.0370	02/25/35	150,259
200,072	RALI Series Trust Series 2005-QA3 NB4(c)		0.0000	03/25/35	60,062
63,245	RALI Series Trust Series 2005-QA3 NB1(c)		3.6070	03/25/35	31,702
430,822	RALI Series Trust Series 2005-QA4 A42(c)		3.8530	04/25/35	390,923
150,980	RALI Series Trust Series 2005-QA4 A5(c)		4.2580	04/25/35	132,455
1,181,267	RALI Series Trust Series 2005-QS5 A3		5.7000	04/25/35	1,160,539
722,339	RALI Series Trust Series 2005-QA6 NB23(c)		3.9610	05/25/35	347,309
68,449	RALI Series Trust Series 2005-QA8 NB2(c)		3.9870	07/25/35	57,537
424,533	RALI Series Trust Series 2005-QA8 CB21(c)		4.3810	07/25/35	233,208
2,631,963	RALI Series Trust Series 2005-QA9 NB21(c)		1.7320	08/25/35	986,437
1,573,088	RALI Series Trust Series 2005-QA9 CB3(c)		4.1950	08/25/35	1,406,287
5,009,041	RALI Series Trust Series 2005-QA11 3A1(c)		1.7750	10/25/35	1,683,167
777,037	RALI Series Trust Series 2005-QA11 6A1(c)		5.7940	10/25/35	712,858
1,367,038	RALI Series Trust Series 2005-QA12 CB3(c)		4.8020	12/25/35	1,173,628
4,549	RALI Series Trust Series 2006-QA1 A31(c)		5.7590	01/25/36	5,196
132,079	RALI Series Trust Series 2006-QA2 3A1(c)		6.1090	02/25/36	103,700
7,421,752	RALI Series Trust Series 2006-QS11 2A1		1.9580	08/25/36	2,409,633
58,734	RALI Series Trust Series 2006-QS12 2A11		5.0000	09/25/36	44,026
309,709	RALI Series Trust Series 2007-QS4 1A4		6.2500	03/25/37	236,840

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 30.2% (Continued)
613,283	RALI Series Trust Series 2005-QO4 2A1(e)	US0001M + 0.560%	5.4050	12/25/45	$ 471,188
2,949,446	RALI Series Trust Series 2007-QO5 A(e)	12MTA + 3.120%	0.8560	08/25/47	526,012
477,762	RAMP Series Trust Series 2003-SL1 A41		8.0000	04/25/31	458,504
213,671	RAMP Series Trust Series 2005-SL2 A5		8.0000	10/25/31	105,734
368,562	RAMP Series Trust Series 2004-SL1 A8		6.5000	11/25/31	329,442
382,094	RAMP Series Trust Series 2005-SL1 A3		0.6160	05/25/32	60,014
488,509	RAMP Series Trust Series 2005-SL1 A7		8.0000	05/25/32	324,440
277,059	RAMP Series Trust Series 2004-SL4 A5		2.8000	07/25/32	118,743
2,417,941	RBSGC Mortgage Loan Trust Series 2005-A 4A		6.0000	04/25/35	2,119,101
629,226	RBSGC Mortgage Loan Trust Series 2007-A 1A1		6.0000	01/25/37	519,101
1,372,085	RBSSP Resecuritization Trust Series 2009-6 8A3(c),(d)		5.2920	08/26/35	537,519
95,121	Reperforming Loan REMIC Trust Series 2004-R1 2A(d)		6.5000	11/25/34	86,696
575,952	Reperforming Loan REMIC Trust Series 2005-R2 1AS(b),(c),(d)		1.1950	06/25/35	25,658
431,493	Reperforming Loan REMIC Trust Series 2006-R2 AF1(d),(e)	US0001M + 0.420%	5.2650	07/25/36	386,901
241,471	Residential Asset Securitization Trust Series 2000-A6 B2		8.0000	10/25/30	160,975
23,160	Residential Asset Securitization Trust Series 2004-A2 1A8		5.2500	05/25/34	21,884
461,419	Residential Asset Securitization Trust Series 2004-A2 2A1(e)	US0001M + 0.550%	5.3950	05/25/34	448,979
228,804	Residential Asset Securitization Trust Series 2006-A3CB PO(f)		0.0000	01/25/46	29,861
209,013	Residential Asset Securitization Trust Series 2006-A3CB AX(b),(c)		6.0000	01/25/46	47,220
1,345,326	RFMSI Series Trust Series 2005-SA1 2A(c)		3.1990	03/25/35	1,096,481
274,123	RFMSI Series Trust Series 2005-SA3 3A(c)		4.0520	08/25/35	224,267
833,954	RFMSI Series Trust Series 2005-SA5 2A(c)		4.3020	11/25/35	717,310
114,349	RFMSI Series Trust Series 2006-SA1 2A1(c)		5.3580	02/25/36	92,663
115,235	RFMSI Series Trust Series 2006-SA2 3A1(c)		4.9690	08/25/36	106,758
236,572	RFMSI Series Trust Series 2006-SA3 3A1(c)		4.8320	09/25/36	198,812
135,825	RFMSI Series Trust Series 2006-SA4 2A1(c)		5.1580	11/25/36	109,886
479,337	Sequoia Mortgage Trust Series 4 B(e)	US0001M + 1.250%	5.8430	04/22/25	395,974
62,429	Sequoia Mortgage Trust Series 6 B2(e)	US0001M + 1.050%	5.8110	04/19/27	56,543
32,637	Sequoia Mortgage Trust Series 2003-4 2B2(c)		5.8120	07/20/33	27,082
49,117	Sequoia Mortgage Trust Series 2003-4 2B3(c)		5.8120	07/20/33	40,315
22,358	Sequoia Mortgage Trust Series 2003-4 2B5(c)		5.8120	07/20/33	16,898
192,573	Sequoia Mortgage Trust Series 2004-1 B1(e)	US0001M + 0.825%	5.5860	02/20/34	123,594
11,540	Sequoia Mortgage Trust Series 2004-5 B1(e)	US0001M + 0.720%	5.4810	06/20/34	9,555
480	Sequoia Mortgage Trust Series 2004-6 B1(e)	US0001M + 0.750%	5.5110	07/20/34	413

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 30.2% (Continued)
36,601	Sequoia Mortgage Trust Series 2013-2 B3(c)		3.6280	02/25/43	$ 34,391
178,459	Sequoia Mortgage Trust Series 2007-1 3A1(c)		4.2200	01/20/47	132,331
21,912	Shellpoint Asset Funding Trust Series 2013-1 B2(c),(d)		3.8630	07/25/43	21,322
41,458	Sofi Mortgage Trust Series 2016-1A 1AMF(c),(d)		3.0000	11/25/46	36,983
49,673	Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 1A1(c)		4.1540	03/25/34	44,899
1,517,375	Structured Adjustable Rate Mortgage Loan Trust Series 2004-7 A1(e)	US0001M + 0.405%	5.2500	06/25/34	1,335,675
251,322	Structured Adjustable Rate Mortgage Loan Trust Series 2005-14 A1(e)	US0001M + 0.310%	5.1550	07/25/35	155,543
206,291	Structured Adjustable Rate Mortgage Loan Trust Series 2007-3 2A1(c)		3.3210	04/25/47	184,859
1,675,193	Structured Asset Investment Loan Trust Series 2003-BC10 M3(e)	US0001M + 3.300%	8.1450	10/25/33	1,716,025
248,316	Structured Asset Mortgage Investments II Trust Series 2004-AR5 2A3(c)		3.9700	10/19/34	214,428
216,064	Structured Asset Mortgage Investments II Trust Series 2004-AR6 A1B(e)	US0001M + 0.400%	5.1610	02/19/35	187,586
1,207,512	Structured Asset Mortgage Investments II Trust Series 2006-AR3 21A1(e)	US0001M + 0.400%	5.2450	02/25/36	918,902
372,323	Structured Asset Mortgage Investments II Trust Series 2006-AR1 3A1(e)	US0001M + 0.460%	5.3050	02/25/36	301,256
80,144	Structured Asset Mortgage Investments II Trust Series 2006-AR2 A1(e)	US0001M + 0.460%	5.3050	02/25/36	67,525
2,527,863	Structured Asset Mortgage Investments II Trust Series 2006-AR1 2A2(e)	US0001M + 0.620%	5.4650	02/25/36	2,413,601
4,768,222	Structured Asset Mortgage Investments II Trust Series 2006-AR3 24A1(c)		1.3270	05/25/36	1,360,785
158,738	Structured Asset Mortgage Investments II Trust Series 2006-AR3 22A1(c)		3.4120	05/25/36	84,529
61,654	Structured Asset Mortgage Investments II Trust Series 2007-AR2 1A1(e)	US0001M + 0.150%	4.9950	02/25/37	53,313
695,269	Structured Asset Mortgage Investments II Trust Series 2007-AR2 2A1(e)	US0001M + 0.260%	2.2180	03/25/37	221,635
1,609,705	Structured Asset Mortgage Investments II Trust Series 2006-AR5 3A1(e)	US0001M + 0.420%	3.0120	05/25/46	687,995
747,439	Structured Asset Mortgage Investments II Trust Series 2006-AR5 2A1(e)	US0001M + 0.420%	5.2650	05/25/46	490,776
43,263	Structured Asset Mortgage Investments Trust Series 2001-4 A1(c)		3.5250	10/25/24	38,295
452,583	Structured Asset Mortgage Investments Trust Series 2002-AR5 A2(e)	US0001M + 1.200%	5.9610	05/19/33	398,313
470,369	Structured Asset Sec Corp Mort Pass Thr Certs Series 1998-6 B2		6.5000	07/25/28	277,125
1,836,052	Structured Asset Sec Corp Mort Passthr Certs Ser Series 2003-40A B1		5.2680	01/25/34	1,283,207
35,623	Structured Asset Sec Mortgage Pass-Through Series 2002-21A B1II(c)		4.4610	11/25/32	33,945
123,298	Structured Asset Securities Corp Assistance Loan Series AL2 B1(d)		3.3560	01/25/31	67,238
1,313,432	Structured Asset Securities Corp Mor Cer Ser Series 2003-31A B1(c)		4.3890	10/25/33	1,111,527
85,835	Structured Asset Securities Corp Mortgage Series 2003-39EX M3(g)		4.2730	08/25/33	87,065
510,687	Structured Asset Securities Corp Mortgage Series 2004-11XS 1A5A(g)		4.9510	06/25/34	487,954
508,696	TBW Mortgage-Backed Pass-Through Certificates Series 2006-1 2A1		6.5000	04/25/36	330,679
1,241,334	TBW Mortgage-Backed Trust Series 2006-6 A2B(g)		1.2280	01/25/37	300,268

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 30.2% (Continued)
483,804	TBW Mortgage-Backed Trust Series 2006-2 1A3		1.7650	07/25/36	$ 189,150
947,450	Terwin Mortgage Trust Series 2006-9HGA A3(d),(e)	US0001M + 0.560%	1.4650	10/25/37	346,514
319,985	Terwin Mortgage Trust Series 2007-6ALT A2(d),(e)	US0001M + 0.600%	5.4450	08/25/38	225,787
60,257	Thornburg Mortgage Securities Trust Series 2005-1 A5(c)		3.6160	04/25/45	55,217
137,947	Thornburg Mortgage Securities Trust Series 2007-3 2A1(e)	US0012M + 1.250%	6.3570	06/25/47	126,840
5,716,450	Voyager CBASS Delaware Trust Series 2009-1 KAB1(c),(d)		0.0740	02/26/37	65,182
15,517,716	Voyager CBASS Delaware Trust Series 2009-1 KAA3(c),(d)		0.2760	02/26/37	176,942
946,666	Voyager CNTYW Delaware Trust Series 2009-1 3QB1(c),(d)		4.9340	03/16/30	894,511
1,092,307	Voyager CNTYW Delaware Trust Series 2009-1 3MY5(c),(d)		4.9840	12/16/33	1,037,595
1,101,048	Voyager CNTYW Delaware Trust Series 2009-1 5AU0(c),(d)		4.9240	02/16/36	995,093
3,567,286	Voyager CNTYW Delaware Trust Series 2009-1 5AT3(c),(d)		4.9240	02/16/36	3,197,716
9,071,220	Voyager CNTYW Delaware Trust Series 2009-1 5DS2(c),(d)		4.8840	05/16/36	8,093,194
2,475,262	Voyager OPTONE Delaware Trust Series 2009-1 SAA7(b),(c),(d)		1.1550	02/25/38	591,751
1,348,383	Wachovia Mortgage Loan Trust, LLC Series 2005-A 2A1(c)		3.5250	08/20/35	1,193,319
424,563	Wachovia Mortgage Loan Trust, LLC Series 2005-A 1A1(c)		3.7520	08/20/35	390,988
50,659	Wachovia Mortgage Loan Trust, LLC Series 2006-A 1A1(c)		2.8580	05/20/36	45,915
344,782	Wachovia Mortgage Loan Trust, LLC Series 2007-A 4A1(c)		4.1130	03/20/37	298,629
124,345	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B1(c)		2.9880	12/19/39	111,667
42,408	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B4(c),(d)		2.9880	12/19/39	36,262
31,818	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B5(c),(d)		2.9880	12/19/39	26,727
25,005	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B6(c),(d)		2.9880	12/19/39	17,724
105,897	WaMu Mortgage Pass-Through Certificates Series 2002-AR13 M1(c)		4.4950	10/25/32	95,726
225,442	WaMu Mortgage Pass-Through Certificates Series 2002-S8 1A7		5.7500	01/25/33	212,225
451,118	WaMu Mortgage Pass-Through Certificates Series 2002-AR19 B1(c)		4.2000	02/25/33	409,856
1,050,224	WaMu Mortgage Pass-Through Certificates Series 2003-S4 CB2(c)		1.0620	06/25/33	528,485
28,932	WaMu Mortgage Pass-Through Certificates Series 2003-AR5 A7(c)		3.2330	06/25/33	26,419
154,955	WaMu Mortgage Pass-Through Certificates Series 2003-AR6 A1(c)		3.3900	06/25/33	141,015
104,470	WaMu Mortgage Pass-Through Certificates Series 2003-AR8 A(c)		4.1700	08/25/33	97,446
156,083	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 1B2(c)		4.1220	09/25/33	119,066

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 30.2% (Continued)
767,456	WaMu Mortgage Pass-Through Certificates Series 2003-S13 CB1(c)		5.8970	01/25/34	$ 696,412
76,069	WaMu Mortgage Pass-Through Certificates Series 2004-S2 2A4		5.5000	06/25/34	74,629
11,617	WaMu Mortgage Pass-Through Certificates Series 2004-CB2 2A		5.5000	07/25/34	11,300
75,664	WaMu Mortgage Pass-Through Certificates Series AR16 2A2(c)		3.8710	12/25/35	61,715
54,222	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 3A1(c)		3.6720	10/25/36	45,782
243,876	WaMu Mortgage Pass-Through Certificates Series 2001-AR3 B1(c)		2.9000	11/25/41	198,054
171,300	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B1(e)	12MTA + 1.400%	4.5380	06/25/42	147,267
88,398	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B3(e)	12MTA + 1.400%	4.5380	06/25/42	73,913
14,492	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B4(d),(e)	12MTA + 1.400%	4.5380	06/25/42	9,422
85,842	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B2(e)	12MTA + 1.400%	4.5380	06/25/42	73,111
14,311	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 1B3(e)	12MTA + 1.400%	4.5380	08/25/42	7,821
58,664	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 1B1(e)	12MTA + 1.400%	4.5380	08/25/42	52,965
2,160,990	WaMu Mortgage Pass-Through Certificates Series 2006-AR7 2A(e)	12MTA + 0.980%	4.1180	07/25/46	1,808,824
15,086	WaMu Pass Through Certificates Series 2002-AR12 B1(c)		4.3250	10/25/32	13,629
9,332	WaMu Pass Through Certificates Series 2002-AR12 B2(c)		4.3250	10/25/32	8,158
1,334,221	Washington Mutual Mortgage Pass-Through Series 2005-1 7A1		5.5000	03/25/35	1,074,208
81,384	Washington Mutual Mortgage Pass-Through Series 2005-1 1A1		5.5000	03/25/35	74,645
1,929,003	Washington Mutual Mortgage Pass-Through Series 2006-AR1 A1A(e)	US0001M + 0.500%	5.3450	02/25/36	1,539,877
337,621	Washington Mutual Mortgage Pass-Through Series 2006-2 3CB		6.0000	03/25/36	261,406
275,457	Washington Mutual Mortgage Pass-Through Series 2007-3 A2		6.0000	04/25/37	235,810
54,895	Washington Mutual Mortgage Pass-Through Series 2006-AR2 A1A(e)	12MTA + 0.940%	4.0780	04/25/46	44,170
415,345	Washington Mutual Mortgage Pass-Through Series 2006-AR5 3A(e)	12MTA + 0.940%	4.0780	07/25/46	248,126
648,646	Washington Mutual Mortgage Pass-Through Series 2006-AR6 2A(e)	12MTA + 0.960%	4.0980	08/25/46	389,273
160,006	Washington Mutual Mortgage Pass-Through Series 2006-AR8 2A(e)	12MTA + 0.850%	3.9880	10/25/46	128,109
29,471	Washington Mutual MSC Mortgage Pass-Through Series 2002-S4 B4(d)		6.5000	10/19/29	27,394
29,471	Washington Mutual MSC Mortgage Pass-Through Series 2002-S4 B5(d)		6.5000	10/19/29	27,412
357,557	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS2 CB4(c),(d)		0.0000	02/25/33	48,865
37,837	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR1 2A(c)		3.6140	02/25/33	35,216

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 30.2% (Continued)
161,251	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS3 CB3(c)		5.7500	03/25/33	$ 93,412
39,517	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS7 B1		5.7500	03/25/33	37,673
37,134	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS9 2A		7.5000	04/25/33	37,240
660,077	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR2 M(c)		3.5760	05/25/33	591,928
670,422	Washington Mutual MSC Mortgage Pass-Through Series 2004-RA2 CB1(c)		7.0000	07/25/33	554,760
1,347	Wells Fargo Mortgage Backed Securities Series 2006-20 A1		5.5000	04/25/23	1,341
38,564	Wells Fargo Mortgage Backed Securities Series 2003-I B2(c)		4.1690	09/25/33	29,313
26,791	Wells Fargo Mortgage Backed Securities Series 2004-K 1A2(c)		3.6150	07/25/34	27,496
44,449	Wells Fargo Mortgage Backed Securities Series 2004-K 1A3(c)		3.6150	07/25/34	45,560
					238,939,520
	CREDIT CARD — 0.1%
675,000	Genesis Private Label Amortizing Trust Series 2020-1 E(d)		9.7600	07/20/30	664,983

	HOME EQUITY — 12.5%
1,300,807	ABFC Trust Series 2002-WF2 CE		0.0000	11/25/29	1,000,701
131,664	ABFS Mortgage Loan Trust Series 2000-3 A(g)		8.1100	09/15/31	113,301
2,563,917	ABFS Mortgage Loan Trust Series 2002-1 A5(g)		7.0100	12/15/32	2,156,228
875,895	ABFS Mortgage Loan Trust Series 2003-1 M(e)	US0001M + 2.250%	6.9340	08/15/33	842,739
375,167	Accredited Mortgage Loan Trust Series 2004-3 1M2(g)		6.0000	10/25/34	316,503
892,823	Accredited Mortgage Loan Trust Series 2005-1 M5(e)	US0001M + 3.300%	5.8930	04/25/35	889,562
14,308	ACE Securities Corp Home Equity Loan Trust Series 2002-HE2 M1(e)	US0001M + 1.275%	6.1200	08/25/32	14,923
146,667	ACE Securities Corp Home Equity Loan Trust Series 2003-OP1 M2(e)	US0001M + 2.250%	7.0950	12/25/33	148,030
1,403,290	ACE Securities Corp Home Equity Loan Trust Series HE1 M2(e)	US0001M + 1.650%	6.4950	03/25/34	1,394,361
77,340	ACE Securities Corp Home Equity Loan Trust Series RM1 M1(e)	US0001M + 1.050%	5.8950	07/25/34	73,491
528,589	ACE Securities Corp Home Equity Loan Trust Series 2004-RM1 B1(d),(e)	US0001M + 5.250%	10.0950	07/25/34	371,897
1,531,310	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1 M10(e)	US0001M + 3.500%	8.3450	05/25/35	1,552,261
8,410	ACE Securities Corp Home Equity Loan Trust Series 2007-WM1 A2A(e)	US0001M + 0.070%	1.8530	11/25/36	3,443
217,452	ACE Securities Corp Home Equity Loan Trust Series 2007-WM2 A2B(e)	US0001M + 0.180%	1.1750	02/25/37	91,940
69,049	ACE Securities Corp Home Equity Loan Trust Series 2005-SD1 M2(e)	US0001M + 1.875%	6.7200	11/25/50	71,258

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	HOME EQUITY — 12.5% (Continued)
370,110	Aegis Asset Backed Securities Trust Mortgage Series 2004-3 B2(e)	US0001M + 3.150%	7.9950	09/25/34	$ 339,187
482,688	Aegis Asset Backed Securities Trust Mortgage Series 2004-4 M3(e)	US0001M + 2.025%	6.8700	10/25/34	463,679
38,998	AFC Home Equity Loan Trust Series 1998-3 1A2(e)	US0001M + 0.720%	5.5650	09/22/28	38,188
2,599,805	AFC Trust Series 1999-3 2A(e)	US0001M + 0.790%	5.6350	09/28/29	1,966,255
1,025,193	AFC Trust Series 2000-2 1A(e)	US0001M + 0.790%	5.4070	06/25/30	876,817
727,703	AFC Trust Series 2000-2 2A(e)	US0001M + 0.700%	5.5450	06/25/30	617,444
140,871	AFC Trust Series 2000-3 2A(d),(e)	US0001M + 0.640%	5.4850	10/25/30	132,242
764,967	AFC Trust Series 2000-3 1A(d),(e)	US0001M + 0.750%	5.5950	10/25/30	715,743
87,422	Ameriquest Mort Sec Inc Asset Bckd Ps Thr Cert Ser Series AR1 M1(e)	US0001M + 1.065%	3.9770	09/25/32	86,707
1,792,870	Ameriquest Mort Sec Inc Asset Bk Pass Thr Cert Ser Series 2002-C M1(e)	US0001M + 2.250%	8.2200	11/25/32	1,712,270
37,443	Ameriquest Mortgage Securities Asset-Backed Series 2002-3 M3(e)	US0001M + 2.850%	7.6950	08/25/32	36,059
169,409	Ameriquest Mortgage Securities Asset-Backed Series 2003-AR1 M3(e)	US0001M + 4.500%	3.9570	01/25/33	162,895
348,902	Ameriquest Mortgage Securities Inc Asset-Backed Series 2002-D M1(e)	US0001M + 3.750%	3.4880	02/25/33	314,155
766,888	Amresco Residential Securities Corp Mort Loan Series 1999-1 M1(e)	US0001M + 0.750%	6.0950	11/25/29	713,793
16,269	Amresco Residential Securities Corp Mortgage Loan Series 1998-1 A5(g)		7.4400	10/25/27	16,156
762,597	Argent Securities Inc Asset-Backed Pass-Through Series 2003-W3 M5(e)	US0001M + 5.625%	4.4110	09/25/33	640,325
1,528,326	Asset Backed Securities Corp Home Equity Loan Series 2003-HE1 M3(e)	US0001M + 5.250%	9.9340	01/15/33	1,388,226
7,277	Asset Backed Securities Corp Home Equity Loan Series 2007-HE2 A2(e)	US0001M + 0.080%	4.9250	05/25/37	4,915
264,233	Bayview Financial Asset Trust Series 2007-SR1A M1(d),(e)	US0001M + 0.800%	5.6450	03/25/37	254,398
175,040	Bayview Financial Asset Trust Series 2007-SR1A M2(d),(e)	US0001M + 0.900%	5.7450	03/25/37	168,802
156,087	Bayview Financial Asset Trust Series 2007-SR1A M3(d),(e)	US0001M + 1.150%	5.9950	03/25/37	151,922
4,152,927	Bayview Financial Mortgage Pass-Through Trust Series B B2(e)	US0001M + 4.125%	8.9560	04/28/39	4,142,873
49,215	Bayview Financial Mortgage Pass-Through Trust Series 2004-D B1(e)	US0001M + 2.850%	7.6810	08/28/44	49,235
2,117,818	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M2(e)	US0001M + 1.755%	5.7080	09/25/34	2,036,087
9,082,000	Bear Stearns Asset Backed Securities I Trust Series 2004-BO1 M9A(e)	US0001M + 6.000%	10.8450	10/25/34	8,917,954
148,848	Bear Stearns Asset Backed Securities I Trust Series 2004-HE10 M6(e)	US0001M + 4.650%	6.0810	12/25/34	160,877
674,813	Bear Stearns Asset Backed Securities I Trust Series 2005-TC1 M6(e)	US0001M + 2.550%	5.5120	05/25/35	653,886
3,547,332	Bear Stearns Asset Backed Securities I Trust Series 2005-TC2 M8(d),(e)	US0001M + 4.500%	5.4310	08/25/35	3,590,164
393,034	Bear Stearns Asset Backed Securities I Trust Series HE11 M3(e)	US0001M + 0.720%	5.5650	11/25/35	390,057
5,770,367	Bear Stearns Asset Backed Securities I Trust Series 2006-HE6 2M1(e)	US0001M + 0.450%	5.2950	06/25/36	4,839,616
279,640	Bear Stearns Asset Backed Securities I Trust Series 2007-HE1 2M1(e)	US0001M + 0.270%	5.1150	01/25/37	895,680
355,382	Bear Stearns Second Lien Trust Series 2007-1 1A(e)	US0001M + 0.190%	5.0350	01/25/37	337,050
19,602	Bear Stearns Second Lien Trust Series 2007-1 3A(e)	US0001M + 0.440%	5.2850	08/25/37	18,309

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	HOME EQUITY — 12.5% (Continued)
384,136	Bond Securitization Trust Series 2003-1 X(c)		0.0000	10/25/34	$ 334,678
131,011	Centex Home Equity Loan Trust Series 2004-C M2(e)	US0001M + 0.795%	4.7350	06/25/34	121,375
332,914	Centex Home Equity Loan Trust Series 2004-D MF2(g)		6.0600	09/25/34	320,933
455,551	Citigroup Mortgage Loan Trust Series 2007-OPX1 A5B(g)		0.0000	01/25/37	181,995
2,301,000	Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3 M4(e)	US0001M + 4.500%	9.3450	12/25/33	2,367,715
84,391	Contimortgage Home Equity Loan Trust Series 1996-4 A10(e)	US0001M + 0.480%	5.1640	01/15/28	72,485
163	Countrywide Asset-Backed Certificates Series 2002-S3 M2(c)		5.0910	05/25/32	160
38,953	Countrywide Asset-Backed Certificates Series 2004-S1 M1(g)		5.2520	02/25/35	38,395
25,430	Countrywide Home Equity Loan Trust Series 2006-HW 2A1A(e)	US0001M + 0.150%	4.8340	11/15/36	22,737
555,820	Countrywide Home Equity Loan Trust Series 2006-HW 2A1B(e)	US0001M + 0.150%	4.8340	11/15/36	482,551
694,873	Credit Suisse First Boston Mortgage Securities Series 2002-HE1 A2(e)	US0001M + 0.740%	4.5330	08/25/32	651,087
578,775	Credit Suisse First Boston Mortgage Securities Series 2004-FRE1 B3(e)	US0001M + 3.250%	4.0400	04/25/34	504,951
70,989	CWABS Revolving Home Equity Loan Trust Series R 2A(e)	US0001M + 0.250%	4.9340	03/15/30	67,689
69,778	CWABS Revolving Home Equity Loan Trust Series 2004-O 2A(e)	US0001M + 0.280%	4.9640	02/15/34	66,932
14,164	CWABS Revolving Home Equity Loan Trust Series 2004-O 1A(e)	US0001M + 0.280%	4.9640	02/15/34	14,088
220,227	CWHEQ Home Equity Loan Trust Series 2006-S6 A5(c)		5.9620	03/25/34	210,109
1,773,970	CWHEQ Home Equity Loan Trust Series 2006-S5 A5		6.1550	06/25/35	2,233,745
237,475	CWHEQ Home Equity Loan Trust Series 2006-S7 A5(c)		5.9450	11/25/35	231,154
56,783	CWHEQ Revolving Home Equity Loan Trust Series H 2A(e)	US0001M + 0.240%	4.9240	12/15/35	55,738
570,489	CWHEQ Revolving Home Equity Loan Trust Series 2005-K 2A1(e)	US0001M + 0.240%	4.9240	02/15/36	542,095
728,280	CWHEQ Revolving Home Equity Loan Trust Series 2005-K 2A4(e)	US0001M + 0.340%	5.0240	02/15/36	689,728
1,500,224	CWHEQ Revolving Home Equity Loan Trust Series 2006-D 2A(e)	US0001M + 0.200%	4.8840	05/15/36	1,413,802
54,316	CWHEQ Revolving Home Equity Loan Trust Series 2006-I 1A(e)	US0001M + 0.140%	4.8240	01/15/37	47,974
234,573	FirstCity Capital Home Equity Loan Trust Series 1998-2 A3(d),(e)	US0001M + 1.600%	6.4450	01/25/29	226,796
319,372	FirstCity Capital Home Equity Loan Trust Series 1998-2 A1(d)		6.9900	01/25/29	310,759
239,990	Fremont Home Loan Trust Series 1999-3 A1(e)	US0001M + 0.710%	5.5550	12/25/29	220,318
243,598	Fremont Home Loan Trust Series 1999-3 A2(e)	US0001M + 0.790%	5.6350	12/25/29	223,845
131,531	GMACM Home Equity Loan Trust Series 2004-HE1 A3(e)	US0001M + 0.500%	5.3450	06/25/34	127,284
257,468	GMACM Home Equity Loan Trust Series 2004-HE1 VPRN(d),(e)	US0001M + 0.500%	5.3450	06/25/34	249,154
109,378	GMACM Home Equity Loan Trust Series 2004-HE3 A2VN(d),(e)	US0001M + 0.500%	5.3450	10/25/34	107,646
13,244	GMACM Home Equity Loan Trust Series 2005-HE1 A1VN(d),(e)	US0001M + 0.500%	5.3450	08/25/35	7,872
1,126,268	GMACM Home Equity Loan Trust Series 2007-HE2 A1(e)	US0001M + 0.140%	4.9850	12/25/37	1,082,623
854,621	GMACM Home Equity Loan Trust Series 2007-HE2 A4(g)		7.4240	12/25/37	855,062
545,344	GMACM Mortgage Loan Trust Series 2004-GH1 B(g)		5.5000	07/25/35	346,497

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	HOME EQUITY — 12.5% (Continued)
80,590	GreenPoint Mortgage Funding Trust Series 2005-HE3 A(e)	US0001M + 0.180%	4.8640	09/15/30	$ 78,212
5,057	GSAA Home Equity Trust Series 2005-2 B2(e)	US0001M + 2.175%	7.0200	12/25/34	11,434
2,990,668	GSAA Home Equity Trust Series 2005-5 B3(e)	US0001M + 2.550%	7.3950	02/25/35	2,664,136
13,990	GSAA Trust Series 2004-3 AF4(g)		6.2200	04/25/34	13,572
18,412	Home Equity Asset Trust Series 2002-2 B1(e)	US0001M + 2.600%	7.2170	06/25/32	30,070
37,011	Home Equity Asset Trust Series 2002-4 M1(e)	US0001M + 1.500%	6.3450	03/25/33	35,926
160,222	Home Equity Asset Trust Series 2003-1 B2(e)	US0001M + 4.750%	9.5950	06/25/33	1,174,037
96,264	Home Equity Asset Trust Series 2003-8 B2(e)	US0001M + 3.250%	8.0950	04/25/34	139,793
186,099	Home Equity Loan Trust Series 2006-HSA3 A(e)	US0001M + 0.130%	4.9750	05/25/36	183,826
303,809	Home Equity Mortgage Loan Asset-Backed Trust Series C MV1(e)	US0001M + 0.670%	4.2820	12/25/31	419,949
196,997	Home Equity Mortgage Loan Asset-Backed Trust Series 2002-B M1(e)	US0001M + 1.425%	6.2700	10/25/33	187,341
79,574	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-A M2(e)	US0001M + 2.025%	4.0730	07/25/34	76,041
517,676	Home Equity Mortgage Trust Series 2007-1 A1(e)	US0001M + 0.340%	5.1850	05/25/37	487,816
562,006	Imc Home Equity Loan Trust Series 1998-3 A7(g)		5.4320	08/20/29	545,627
92,578	IMC Home Equity Loan Trust Series 1998-5 A5(g)		5.5800	12/20/29	88,397
47,164	Irwin Home Equity Loan Trust Series 2004-1 2M2(e)	US0001M + 1.875%	6.7200	12/25/34	46,668
734,806	Irwin Home Equity Loan Trust Series 2006-P1 1A(d),(e)	US0001M + 0.280%	5.1250	12/25/36	700,652
638,294	Irwin Home Equity Loan Trust Series 2006-P1 2A3(d),(g)		6.3000	06/25/37	625,984
575,665	IXIS Real Estate Capital Trust Series 2005-HE3 M3(e)	US0001M + 0.765%	5.6100	12/25/35	586,038
4,938	IXIS Real Estate Capital Trust Series 2005-HE4 M1(e)	US0001M + 0.630%	5.4750	02/25/36	5,299
192,620	MAFI II Remic Trust Series 1999-A B1(c),(d)		8.0000	03/20/25	179,168
215,188	Mastr Asset Backed Securities Trust Series 2003-NC1 M4(e)	US0001M + 5.250%	4.6100	04/25/33	213,805
67,474	Mastr Asset Backed Securities Trust Series 2003-WMC2 M2(e)	US0001M + 2.475%	4.5260	08/25/33	67,272
796,446	Mastr Asset Backed Securities Trust Series 2005-NC2 A3(e)	US0001M + 0.500%	5.3450	11/25/35	448,495
1,275,073	Mastr Asset Backed Securities Trust Series 2005-NC2 A4(e)	US0001M + 0.700%	5.5450	11/25/35	717,991
55,334	Meritage Mortgage Loan Trust Series 2003-1 M2(e)	US0001M + 2.325%	7.1700	11/25/33	50,739
927,752	Merrill Lynch Mortgage Investors Trust Series 2005-NC1 B3(e)	US0001M + 3.075%	7.9200	10/25/35	850,001
5,699,660	Merrill Lynch Mortgage Investors Trust Series 2006-FF1 B3(d),(e)	US0001M + 1.125%	5.9700	08/25/36	6,240,431
101,610	Morgan Stanley A.B.S Capital I Inc Trust Series 2003-NC8 M3(e)	US0001M + 3.150%	7.9950	09/25/33	102,191
2,088	Morgan Stanley A.B.S Capital I Inc Trust Series 2007-HE4 A2A(e)	US0001M + 0.110%	1.1910	02/25/37	683
44,661	Morgan Stanley Dean Witter Capital I Inc Trust Series 2001-AM1 M2(e)	US0001M + 2.100%	6.9450	02/25/32	44,608
112,851	Morgan Stanley Dean Witter Capital I Inc Trust Series 2001-AM1 B1(e)	US0001M + 3.300%	8.1450	02/25/32	486,200
1,642,789	Morgan Stanley Dean Witter Capital I Inc Trust Series 2003-NC2 B1(e)	US0001M + 5.625%	10.4700	02/25/33	1,596,615
38,267	Morgan Stanley Dean Witter Capital I Inc Trust Series 2002-AM3 B2(e)	US0001M + 5.625%	10.4700	02/25/33	605,644

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	HOME EQUITY — 12.5% (Continued)
165,526	Morgan Stanley Mortgage Loan Trust Series 2005-8SL M1(e)	US0001M + 0.735%	5.5800	11/25/35	$ 340,724
103,456	Morgan Stanley Mortgage Loan Trust Series 2006-16AX 2A2(e)	US0001M + 0.340%	0.8850	11/25/36	30,675
4,469,863	Morgan Stanley Mortgage Loan Trust Series 2007-8XS A3W(c)		6.0000	04/25/37	2,990,199
3,169	New Century Home Equity Loan Trust Series 2003-5 AI7(c)		4.8160	11/25/33	3,057
1,522	New Century Home Equity Loan Trust Series 2003-5 M2(g)		6.0000	11/25/33	1,339
399,093	New Century Home Equity Loan Trust Series 2003-6 M1(e)	US0001M + 1.080%	5.9250	01/25/34	387,170
605,266	NovaStar Mortgage Funding Trust Series 2003-2 M2(e)	US0001M + 2.775%	7.6200	09/25/33	607,841
118,851	Option One Mortgage Loan Trust Series 2004-1 M2(e)	US0001M + 1.650%	6.4950	01/25/34	110,216
178,972	Option One Mortgage Loan Trust Series 2004-1 M4(e)	US0001M + 2.475%	7.3200	01/25/34	142,104
230,324	Option One Mortgage Loan Trust Series 2004-2 M2(e)	US0001M + 1.575%	6.4200	05/25/34	250,553
104,819	Option One Mortgage Loan Trust Series 2004-2 M5(e)	US0001M + 3.000%	7.8450	05/25/34	101,956
941,956	Option One Mortgage Loan Trust Series 2007-FXD1 1A1(g)		5.8660	01/25/37	764,484
350,992	Option One Mortgage Loan Trust Series 2007-FXD2 2A5(g)		6.1020	03/25/37	325,451
103,549	RAAC Series Trust Series 2004-SP1 AI3(g)		6.1180	03/25/34	100,407
3,715	RASC Series Trust Series 2003-KS4 AI5(g)		4.6700	06/25/33	3,698
2,742,835	RASC Series Trust Series 2004-KS11 M2(e)	US0001M + 1.000%	6.3450	12/25/34	2,631,778
67,659	Renaissance Home Equity Loan Trust Series 2002-4 B(g)		4.2770	03/25/33	10,778
128,335	Renaissance Home Equity Loan Trust Series 2004-3 AF6(g)		5.3240	11/25/34	118,684
180,075	Renaissance Home Equity Loan Trust Series 2005-4 A4(g)		5.8250	02/25/36	169,687
15,074	Saco I Trust Series 2007-1 A1(e)	US0001M + 0.320%	5.1650	01/25/37	14,981
33,914	Saco I Trust Series 2007-2 A1(e)	US0001M + 0.320%	5.1650	02/25/37	33,434
2,131,579	Saxon Asset Securities Trust Series 2001-2 M1(e)	US0001M + 0.795%	5.6400	03/25/31	1,818,035
30,917,608	Soundview Home Loan Trust Series 2007-OPT4 X1(b),(c)		0.5800	09/25/37	953,749
338,581	Structured Asset Securities Corp Mortgage Pass Series 2001-SB1 A2		3.3750	08/25/31	334,940
348,889	Terwin Mortgage Trust Series 2004-1HE M2(d),(e)	US0001M + 2.475%	7.3200	02/25/34	299,714
2,299,763	Terwin Mortgage Trust Series 2004-21HE 2M3(d),(e)	US0001M + 2.625%	7.4700	12/25/34	2,230,367
4,285,474	Truman Capital Mortgage Loan Trust Series 2002-2 M2(d),(e)	US0001M + 4.650%	9.4950	11/25/32	3,575,794
12,222	United National Home Loan Owner Trust Series 1999-1 M1(g)		6.9100	03/25/25	12,082
25,599	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 AI9(c)		4.9800	04/25/34	25,025
109,690	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 M6(e)	US0001M + 2.820%	7.6650	10/25/34	108,468
693,175	Wells Fargo Home Equity Asset-Backed Securities Series 2005-1 M9(e)	US0001M + 2.550%	7.3950	04/25/35	674,641
					99,179,268

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	MANUFACTURED HOUSING — 3.4%
416,168	ACE Securities Corp Manufactured Housing Trust Series 2003-MH1 B2(d),(f)		0.0000	08/15/30	$ 374,793
2,152,186	BCMSC Trust Series 1998-C M1(c)		7.5100	01/15/29	1,958,746
731,888	BCMSC Trust Series 1999-B A2(c)		1.2000	12/15/29	92,416
611,382	BCMSC Trust Series 1999-B A3(c)		1.2000	12/15/29	79,468
4,944,914	BCMSC Trust Series 1999-B A5(c)		1.2000	12/15/29	666,022
737,790	BCMSC Trust Series 1999-B A6(c)		1.2000	12/15/29	104,848
11,151,101	Conseco Finance Corporation Series 7 B2(c)		1.4360	10/15/26	1,657,171
1,823,672	Conseco Finance Corporation Series 1997-8 M1(c)		7.0200	10/15/27	1,688,613
261,929	Conseco Finance Corporation Series 1997-3 M1(c)		7.5300	03/15/28	245,938
2,176,401	Conseco Finance Corporation Series 1997-2 M1(c)		7.5400	06/15/28	2,133,984
3,278,610	Conseco Finance Corporation Series 1996-10 B1(c)		7.2400	11/15/28	3,093,261
341,281	Conseco Finance Corporation Series 1998-2 M1(c)		6.9400	12/01/28	313,926
2,879,171	Conseco Finance Corporation Series 1999-5 A6(c)		3.6180	03/01/30	1,137,685
2,943,275	Conseco Finance Corporation Series 3 M1(c)		6.8600	03/01/30	2,734,012
105,309	Deutsche Financial Capital Securitization, LLC Series 1998-I M		6.8000	04/15/28	104,545
2,211,756	Deutsche Financial Capital Securitization, LLC Series 1998-I B1		7.2750	04/15/28	2,029,600
448,194	Madison Avenue Manufactured Housing Contract Trust Series A B2(e)	US0001M + 3.250%	8.0950	03/25/32	447,566
6,822	MERIT Securities Corporation Series 12-1 1M1(g)		7.6300	07/28/33	6,806
970,481	Morgan Stanley Resecuritization Trust Series 2015-R7 1BXA(c),(d)		7.0600	02/26/29	897,246
8,440	Oakwood Mortgage Investors, Inc. Series 1997-B B1		7.7500	08/15/27	7,998
564,680	Oakwood Mortgage Investors, Inc. Series 1997-D B1(c)		7.3250	02/15/28	546,243
1,114,815	Oakwood Mortgage Investors, Inc. Series 1998-D M1(d)		7.4150	01/15/29	1,061,553
1,084,016	Oakwood Mortgage Investors, Inc. Series 2000-C M1		8.4900	10/15/30	1,010,001
150,575	Oakwood Mortgage Investors, Inc. Series 2001-D A2(c)		4.5330	08/15/31	68,341
18,363	Oakwood Mortgage Investors, Inc. Series 2002-B A2(c)		5.1900	06/15/32	18,198
942,002	Origen Manufactured Housing Contract Trust Series 2007-A A2(c)		6.6160	04/15/37	868,735
1,768,906	Origen Manufactured Housing Contract Trust Series 2006-A A2(c)		5.5220	10/15/37	1,608,592
1,780,580	UCFC Manufactured Housing Contract Series 3 M1		6.5060	01/15/30	1,645,438
					26,601,745
	NON AGENCY CMBS — 20.9%
3,537,896	BAMLL Re-REMIC Trust Series 2016-GG10 AJA(c),(d)		3.3610	08/10/45	868,059
608,594	Banc of America Commercial Mortgage Trust Series 2006-4 C(c)		5.7540	07/10/46	558,572
7,060,108	Banc of America Commercial Mortgage Trust Series 2007-1 AJ(c)		5.5230	01/15/49	3,071,147

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	NON AGENCY CMBS — 20.9% (Continued)
64,984	Bayview Commercial Asset Trust Series 2005-1A B1(d),(e)	US0001M + 1.125%	5.9700	04/25/35	$ 62,785
117,720	Bayview Commercial Asset Trust Series 2005-2A M1(d),(e)	US0001M + 0.645%	5.4900	08/25/35	108,423
295,241	Bayview Commercial Asset Trust Series 2005-3A B1(d),(e)	US0001M + 1.650%	5.9450	11/25/35	270,936
100	Bayview Commercial Asset Trust Series 2005-4A B2(d),(e)	US0001M + 2.400%	0.0000	01/25/36	445,000
131,320	Bayview Commercial Asset Trust Series 2006-2A B1(d),(e)	US0001M + 1.305%	6.1500	07/25/36	120,840
233,418	Bear Stearns Asset Backed Securities Trust Series 2003-3 M1(e)	US0001M + 1.230%	6.0750	06/25/43	237,063
10,467	Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26 AJ(c)		5.5660	01/12/45	10,185
2,445,190	Carbon Capital VI Commercial Mortgage Series 2019-FL2 B(d),(e)	US0001M + 2.850%	7.5340	10/15/35	2,017,936
1,687,945	CD Mortgage Trust Series 2007-CD5 G(c),(d)		6.3720	11/15/44	1,672,456
251,599	CFCRE Commercial Mortgage Trust Series 2011-C2 D(c),(d)		5.0800	12/15/47	230,776
3,401,495	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 B(d),(e)	US0001M + 1.150%	5.8340	06/15/31	3,396,067
4,500,000	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 D(d),(e)	US0001M + 2.750%	7.4340	06/15/31	3,060,000
214,667	CG-CCRE Commercial Mortgage Trust Series 2014-FL2 A(d),(e)	US0001M + 1.854%	6.5380	11/15/31	209,884
33,138,419	Citigroup Commercial Mortgage Trust Series 2014-GC23 XA(b),(c)		0.9030	07/10/47	288,868
2,000,000	COMM Mortgage Trust Series 2013-300P C(c),(d)		4.3940	08/10/30	1,800,000
21,392	COMM Mortgage Trust Series 2012-LC4 B(c)		4.9340	12/10/44	20,640
1,492,000	COMM Mortgage Trust Series 2012-LC4 C(c)		5.3020	12/10/44	1,262,518
3,000,000	COMM Mortgage Trust Series 2012-LC4 D(c),(d)		5.3020	12/10/44	2,003,964
210,000	COMM Mortgage Trust Series 2012-CCRE2 E(c),(d)		4.8730	08/15/45	180,593
804,000	COMM Mortgage Trust Series 2013-LC6 E(d)		3.5000	01/10/46	663,178
4,018,843	COMM Mortgage Trust Series 2010-C1 D(c),(d)		5.7940	07/10/46	3,860,324
108,610,000	COMM Mortgage Trust Series 2014-CR19 XB(b),(c),(d)		0.0000	08/10/47	36,558
20,535,358	COMM Mortgage Trust Series 2015-LC21 XA(b),(c)		0.6540	07/10/48	233,791
12,907,929	COMM Mortgage Trust Series 2013-CCRE11 XA(b),(c)		0.8950	08/10/50	12,259
3,531,633	Commercial Mortgage Pass Through Certificates Series 2012-LTRT A2(d)		3.4000	10/05/30	3,116,774
2,935,145	CSMC OA, LLC Series 2014-USA X1(b),(c),(d)		0.5400	09/15/37	29,716
2,204,589	DBUBS Mortgage Trust Series 2011-LC3A D(c),(d)		5.3610	08/10/44	1,897,578
1,088,428	Greenwich Capital Commercial Mortgage Trust Series 2006-RR1 A1(c),(d)		4.6390	03/18/49	531,926
3,406,383	GS Mortgage Securities Corporation II Series 2018-SRP5 A(d),(e)	US0001M + 1.800%	6.4840	09/15/31	2,828,952
1,830,025	GS Mortgage Securities Corporation II Series 2018-SRP5 B(d),(e)	US0001M + 3.000%	7.6840	09/15/31	1,282,418
234,655	GS Mortgage Securities Trust Series 2010-C1 B(d)		5.1480	08/10/43	232,537
3,000,000	GS Mortgage Securities Trust Series 2010-C1 C(c),(d)		5.6350	08/10/43	2,919,763
13,958,000	GS Mortgage Securities Trust Series 2010-C1 D(c),(d)		6.3570	08/10/43	11,256,350

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	NON AGENCY CMBS — 20.9% (Continued)
1,131,000	GS Mortgage Securities Trust Series 2011-GC5 D(c),(d)		5.1560	08/10/44	$ 412,095
90,000	GS Mortgage Securities Trust Series 2011-GC5 C(c),(d)		5.1560	08/10/44	59,140
125,000	GS Mortgage Securities Trust Series 2011-GC5 B(c),(d)		5.1560	08/10/44	99,725
805,409	GS Mortgage Securities Trust Series 2011-GC5 AS(c),(d)		5.1560	08/10/44	791,384
2,119,235	GS Mortgage Securities Trust Series 2012-GCJ9 D(c),(d)		4.6450	11/10/45	1,962,680
1,000,000	Harvest Commercial Capital Loan Trust Series 2020-1 M4(c),(d)		5.9640	04/25/52	903,363
281,023	Impac CMB Trust Series 2004-8 3M2(e)	US0001M + 1.575%	6.4200	08/25/34	254,038
194,555	Impac CMB Trust Series 2004-8 3B(e)	US0001M + 2.625%	7.4700	08/25/34	181,654
10,808,599	JP Morgan Chase Commercial Mortgage Securities Series 2012-WLDN A(d)		3.9100	05/05/30	8,354,848
2,100,000	JP Morgan Chase Commercial Mortgage Securities Series 2010-C2 E(c),(d)		5.7490	11/15/43	1,722,470
7,400,327	JP Morgan Chase Commercial Mortgage Securities Series 2010-C2 D(c),(d)		5.7490	11/15/43	7,096,909
1,530,202	JP Morgan Chase Commercial Mortgage Securities Series 2006-CB17 AJ(c)		5.4890	12/12/43	1,101,640
1,197,058	JP Morgan Chase Commercial Mortgage Securities Series 2012-C6 E(c),(d)		4.9660	05/15/45	917,010
369,368	JP Morgan Chase Commercial Mortgage Securities Series C6 D(c)		4.9660	05/15/45	333,897
4,867,827	JP Morgan Chase Commercial Mortgage Securities Series CBX E(c),(d)		4.6910	06/15/45	3,929,555
4,277,267	JP Morgan Chase Commercial Mortgage Securities Series C8 G(c),(d)		2.7330	10/15/45	3,792,225
1,184,247	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 B(c),(d)		5.0130	02/15/46	1,137,147
8,255,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 C(c),(d)		5.3600	02/15/46	7,686,503
6,524,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 D(c),(d)		5.5260	02/15/46	4,496,176
751,000	JP Morgan Chase Commercial Mortgage Securities Series C3 F(c),(d)		5.5260	02/15/46	174,138
107,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 D(c)		4.2960	04/15/46	72,862
18,681,059	JP Morgan Chase Commercial Mortgage Securities Series 2006-LDP9 AMS		5.3370	05/15/47	17,823,567
2,319,296	JP Morgan Chase Commercial Mortgage Securities Series C2 AM(c)		6.3720	02/12/51	1,213,172
4,000,000	JP Morgan Chase Commercial Mortgage Securities Series 2007-C1 C(c),(d)		0.0000	02/15/51	1,536,400
35,263	JP Morgan Chase Commercial Mortgage Securities Series 2007-LD12 AJ(c)		6.2010	02/15/51	31,406
11,336,163	JP Morgan Chase Commercial Mortgage Securities Series 2007-C1 AJ(c)		6.3680	02/15/51	10,897,244
3,345,325	LBSBC NIM Company Series 2005-2A N3(d)		5.5000	09/27/30	3,319,710
100	LBSBN Series 2005-2A PS		0.0000	09/27/30	2,475,000
9,517,029	LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ(c)		4.6020	09/15/39	3,997,152

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	NON AGENCY CMBS — 20.9% (Continued)
66,303	Merrill Lynch Mortgage Trust Series 2005-CKI1 F(c),(d)		4.8250	11/12/37	$ 36,003
255,987	Merrill Lynch Mortgage Trust Series 2006-C1 B(c)		6.4600	05/12/39	239,760
564,939	ML-CFC Commercial Mortgage Trust Series 2007-9 AJ(c)		6.1930	09/12/49	540,797
256,151	ML-CFC Commercial Mortgage Trust Series 2007-9 AJA(c)		6.2220	09/12/49	245,205
2,777,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 E(c),(d)		4.4880	11/15/45	2,181,561
545,000	Morgan Stanley Capital I Trust Series 2011-C2 E(c),(d)		5.2130	06/15/44	326,834
125,594	Morgan Stanley Capital I Trust Series 2011-C2 D(c),(d)		5.2130	06/15/44	114,687
400,000	Morgan Stanley Capital I Trust Series 2012-C4 E(c),(d)		5.1650	03/15/45	259,908
1,787,950	Morgan Stanley Capital I Trust Series 2011-C3 F(c),(d)		5.0830	07/15/49	1,020,859
1,714,000	Morgan Stanley Capital I Trust Series 2011-C3 G(c),(d)		5.0830	07/15/49	871,038
991,000	Morgan Stanley Capital I Trust Series 2011-C3 D(c),(d)		5.0830	07/15/49	965,887
2,799,000	Morgan Stanley Capital I Trust Series 2011-C3 E(c),(d)		5.0830	07/15/49	2,395,210
3,000,000	ReadyCap Commercial Mortgage Trust Series 2018-4 E(c),(d)		6.8520	02/27/51	2,348,345
8,000,000	TMSQ Mortgage Trust Series 2014-1500 XA(b),(c),(d)		0.1550	10/10/36	16,712
5,265,000	UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 E(c),(d)		0.0000	01/10/45	2,553,525
227,788	UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 D(c),(d)		6.0300	01/10/45	185,553
1,328,566	Wachovia Bank Commercial Mortgage Trust Series 2004-C11 J(c),(d)		5.3100	01/15/41	1,300,495
1,236,701	Wachovia Bank Commercial Mortgage Trust Series 2005-C21 E(c),(d)		4.7930	10/15/44	1,034,055
1,479,000	WFRBS Commercial Mortgage Trust Series 2011-C4 D(c),(d)		4.8450	06/15/44	1,271,555
120,000	WFRBS Commercial Mortgage Trust Series 2011-C4 E(c),(d)		4.8450	06/15/44	83,750
225,000	WFRBS Commercial Mortgage Trust Series 2013-C11 D(c),(d)		4.1470	03/15/45	167,624
547,000	WFRBS Commercial Mortgage Trust Series 2013-UBS1 E(c),(d)		5.0250	03/15/46	522,146
3,661,065	WFRBS Commercial Mortgage Trust Series 2014-C19 XA(b),(c)		0.9610	03/15/47	18,703
1,544,330	WF-RBS Commercial Mortgage Trust Series 2011-C2 E(c),(d)		5.0000	02/15/44	1,461,141
3,555,000	X-Caliber Funding, LLC Series SKOAK B1(d)		13.0000	05/15/25	3,607,332
3,000,000	X-Caliber Funding, LLC Series 2021-7 A(d),(e)	US0001M + 3.000%	7.6620	01/06/26	2,920,808
720,000	X-Caliber Rural Lending, LLC Series SN1 B1(d)		15.0000	05/31/24	723,341
					164,984,780
	OTHER ABS — 0.3%
93,314	AFC Trust Series 2000-4 1A(d),(e)	US0001M + 0.770%	5.6150	01/25/31	88,526
724,593	Legal Fee Funding, LLC Series 2006-1A A(d)		8.0000	07/20/36	724,593
130,429	Oakwood Mortgage Investors, Inc. Series 1996-B B1(c),(d)		8.4500	10/15/26	129,102
1,195,188	PEAR, LLC Series 2020-1 A(d)		3.7500	12/15/32	1,176,001

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	OTHER ABS — 0.3% (Continued)
					$ 2,118,222
	RESIDENTIAL MORTGAGE — 10.6%
992,136	Ameriquest Mortgage Securities Asset-Backed Series 2004-R3 M4(e)	US0001M + 2.760%	7.6050	05/25/34	858,344
306,648	Amortizing Residential Collateral Trust Series BC6W A(e)	US0001M + 0.290%	5.2570	10/25/31	278,558
414,448	Bear Stearns Asset Backed Securities Trust Series 2003-SD1 A(e)	US0001M + 0.900%	5.7450	12/25/33	389,973
1,788,000	Bear Stearns Asset Backed Securities Trust Series 2006-SD1 M4(e)	US0001M + 2.250%	7.0950	04/25/36	1,727,865
24,309	Bear Stearns Asset Backed Securities Trust Series 2006-SD3 21A1(c)		3.8950	07/25/36	24,013
2,987,000	Bear Stearns Asset Backed Securities Trust Series 2006-2 M6(e)	US0001M + 2.625%	7.4700	07/25/36	2,930,505
43,131	Bear Stearns Asset Backed Securities Trust Series 2006-SD3 1A1A		5.5000	08/25/36	42,713
331,786	Bear Stearns Asset Backed Securities Trust Series 2006-SD4 3A1(e)	12MTA + 0.980%	1.3040	10/25/36	121,134
348,440	Bear Stearns Asset Backed Securities Trust Series 2007-SD1 1A2A		6.0000	10/25/36	184,255
277,237	Bear Stearns Asset Backed Securities Trust Series 2005-SD3 2M4(e)	US0001M + 3.150%	7.9950	11/25/39	268,997
902,000	Bear Stearns Asset Backed Securities Trust Series 2005-SD4 2M4(e)	US0001M + 3.150%	7.9950	12/25/42	929,028
550,000	Bear Stearns Asset Backed Securities Trust Series 2005-SD4 2M3(e)	US0001M + 3.150%	7.9950	12/25/42	575,862
31,711	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1PO(f)		0.0000	09/25/46	22,541
162,551	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1A1B		5.5000	09/25/46	142,029
159,228	Carrington Mortgage Loan Trust Series 2005-FRE1 M1(e)	US0001M + 0.705%	5.5500	12/25/35	158,851
53,417	Chase Funding Trust Series 2003-6 1A7(g)		4.8460	11/25/34	52,917
394,003	Chase Funding Trust Series 2003-6 2M1(e)	US0001M + 0.750%	5.5950	11/25/34	408,417
303	Citicorp Residential Mortgage Trust Series 2007-2 A6(g)		4.7060	06/25/37	301
3,612	Citigroup Mortgage Loan Trust, Inc. Series 2005-WF1 A4(g)		5.5300	11/25/34	3,590
146,393	Citigroup Mortgage Loan Trust, Inc. Series 2004-RES1 M7(e)	US0001M + 2.625%	7.4700	11/25/34	800,763
452,008	Countrywide Asset-Backed Certificates Series 2004-BC2 M5(e)	US0001M + 2.625%	7.4700	10/25/33	445,549
1,053,266	Countrywide Asset-Backed Certificates Series 2003-4 A2(e)	US0001M + 0.660%	5.5050	11/25/33	980,201
19,176	Countrywide Asset-Backed Certificates Series 2005-SD2 M3(d),(g)		5.5000	08/25/35	18,935
665,346	Countrywide Asset-Backed Certificates Series 2006-13 1AF5(g)		3.9830	01/25/37	532,303
957,486	Countrywide Asset-Backed Certificates Series 2007-QX1 A1(e)	US0001M + 0.500%	5.3450	05/25/37	751,229
8,211	Credit-Based Asset Servicing and Securitization, Series 1999-3 A(c),(d)		5.6410	02/03/29	6,621
4,084	Credit-Based Asset Servicing and Securitization, Series 2002-CB3 B1(e)	US0001M + 2.850%	7.6950	06/25/32	4,073
39,009	Credit-Based Asset Servicing and Securitization, Series 2004-CB6 M3(e)	US0001M + 2.100%	4.9280	12/25/33	37,961
291,687	Credit-Based Asset Servicing and Securitization, Series 2006-CB2 AF4(g)		3.0370	12/25/36	229,330
726,207	Credit-Based Asset Servicing and Securitization, Series 2007-SL1A A2(d),(e)	US0001M + 0.460%	5.3050	02/25/37	523,867
425,081	Credit-Based Asset Servicing and Securitization, Series 2007-SP1 M1(d),(g)		4.7080	12/25/37	452,534

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	RESIDENTIAL MORTGAGE — 10.6% (Continued)
1,548,374	Credit-Based Asset Servicing and Securitization, Series 2004-RP1 M3(d),(e)	US0001M + 3.000%	7.8450	05/25/50	$ 1,548,937
553,042	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-AGE1 B3(e)	US0001M + 4.000%	8.8450	02/25/32	556,937
306,996	CWABS Asset-Backed Certificates Trust Series 2004-13 MF5(c)		4.5610	01/25/35	203,500
281,668	CWABS Asset-Backed Certificates Trust Series 2005-17 1AF4(g)		3.8060	05/25/36	226,209
35,536	CWABS Asset-Backed Certificates Trust Series 2005-16 2AF3(c)		4.4130	05/25/36	34,816
291,057	Equity One Mortgage Pass-Through Trust Series 2002-1 M1(c)		6.2820	08/25/32	275,805
1,052,521	Fannie Mae Grantor Trust Series 2004-T5 AB4(c)		5.1570	05/28/35	955,164
209,469	Finance America Mortgage Loan Trust Series 2004-3 M2(e)	US0001M + 0.945%	5.7900	11/25/34	179,368
195,762	Finance America Mortgage Loan Trust Series 2004-3 M3(e)	US0001M + 1.020%	5.8650	11/25/34	163,979
547,122	First Franklin Mortgage Loan Trust Series 2004-FFA X(d)		0.0000	03/25/24	515,000
81,521	First Franklin Mortgage Loan Trust Series 2003-FFB X(c)		0.0000	02/25/33	80,339
157,074	First Franklin Mortgage Loan Trust Series 2004-FF2 M5(e)	US0001M + 1.500%	6.3450	03/25/34	142,497
1,891,048	Fremont Home Loan Trust Series 2002-2 M1(e)	US0001M + 1.725%	6.5700	10/25/33	1,897,056
35,506	Fremont Home Loan Trust Series 2004-B M7(e)	US0001M + 3.000%	7.8450	05/25/34	32,233
23,486	Fremont Home Loan Trust Series 2005-A M3(e)	US0001M + 0.735%	5.5800	01/25/35	22,578
35,193	GSAMP Trust Series 2003-SEA2 A1(g)		5.4210	07/25/33	32,910
96,595	GSAMP Trust Series 2004-HE1 M1(e)	US0001M + 0.825%	5.6700	05/25/34	85,444
4,458,666	GSAMP Trust Series 2006-S6 A1C(e)	US0001M + 0.200%	0.0050	10/25/36	39,083
12,937,921	GSAMP Trust Series 2006-S6 A3(e)	US0001M + 0.460%	0.0060	10/25/36	113,035
33,054,747	GSAMP Trust Series 2006-S6 A2(g)		0.0230	10/25/36	275,244
215,360	GSRPM Mortgage Loan Trust Series 2004-1 B1(d),(e)	US0001M + 3.750%	8.5950	09/25/42	214,206
3,534,137	Lehman XS Trust Series 2005-4 1M1(e)	US0001M + 0.750%	5.5950	10/25/35	3,603,804
530,471	Lehman XS Trust Series 2007-3 1AA1(e)	US0001M + 0.320%	5.1650	03/25/37	406,639
918,049	Long Beach Mortgage Loan Trust Series 2002-1 M3(e)	US0001M + 3.750%	8.5950	05/25/32	895,337
25,416,170	Long Beach Mortgage Loan Trust Series 2006-A A1(e)	US0001M + 0.180%	5.0300	05/25/36	577,832
16,449,189	Long Beach Mortgage Loan Trust Series 2006-A A3(e)	US0001M + 0.400%	5.2500	05/25/36	378,247
4,624,284	Long Beach Mortgage Loan Trust Series 2005-WL1 3M3(e)	US0001M + 0.975%	5.8200	06/25/45	4,454,230
1,745,547	Merrill Lynch Mortgage Investors Trust Series 2003-WMC2 B1(e)	US0001M + 4.275%	9.1200	02/25/34	1,482,331
1,628,186	Morgan Stanley A.B.S Capital I Inc Trust Series 2005-WMC2 M3(e)	US0001M + 0.705%	5.5500	02/25/35	1,579,998
2,142,006	Ownit Mortgage Loan Trust Series 2005-4 M1(e)	US0001M + 0.825%	5.6700	08/25/36	1,901,987
1,305,271	Park Place Securities Inc Asset-Backed Series 2004-WWF1 M4(e)	US0001M + 1.650%	6.4950	12/25/34	1,325,232
3,080,000	RAAC Series Trust Series 2005-RP2 M6(d),(e)	US0001M + 2.000%	6.8450	06/25/35	3,108,970
8,103,518	RAAC Series Trust Series 2005-SP3 SB		0.0000	12/25/35	5,599,999

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	RESIDENTIAL MORTGAGE — 10.6% (Continued)
1,669,454	RAAC Series Trust Series 2006-SP4 M4(e)	US0001M + 2.400%	7.2450	11/25/36	$ 1,842,427
1,648,964	RAAC Series Trust Series 2006-SP1 M2(e)	US0001M + 0.825%	5.6700	09/25/45	1,128,424
8,554,000	RAAC Series Trust Series 2006-RP1 M3(d),(e)	US0001M + 1.850%	6.6950	10/25/45	8,418,043
2,759,324	RAAC Series Trust Series 2006-RP1 M4(d),(e)	US0001M + 1.875%	6.7200	10/25/45	2,736,834
4,000,000	RAAC Series Trust Series 2006-RP4 M2(e)	US0001M + 1.500%	6.3450	01/25/46	3,828,035
4,638,000	RAAC Series Trust Series 2006-RP4 M3(e)	US0001M + 2.000%	6.8450	01/25/46	4,352,158
563,165	RAMP Series Trust Series 2004-SL3 A4		8.5000	12/25/31	275,755
650,166	RAMP Series Trust Series 2003-RS7 MII2(e)	US0001M + 1.800%	5.2100	08/25/33	591,941
384,275	RAMP Series Trust Series 2003-RS10 MII2(e)	US0001M + 1.700%	5.0350	11/25/33	358,454
175,512	RAMP Series Trust Series 2006-RS6 A4(e)	US0001M + 0.540%	5.3850	11/25/36	145,637
682,090	RFSC Series Trust Series 2002-RP2 A1(d),(e)	US0001M + 1.500%	6.3450	10/25/32	669,744
234,253	RFSC Trust Series 2002-RP1 A1(d),(e)	US0001M + 0.860%	5.7050	03/25/33	228,743
67,179	SACO I Trust Series 2005-WM2 M1(e)	US0001M + 0.825%	5.6700	07/25/35	65,556
44,097	SACO I Trust Series 2006-6 A(e)	US0001M + 0.260%	5.1050	06/25/36	43,000
576,011	Sail Net Interest Margin Notes Series 2003-6A A(d)		7.0000	07/27/33	1,584,030
3,180,517	SASCO ARC NIM Series 2003-5(d)		6.0000	06/27/33	3,116,516
165,642	Soundview Home Loan Trust Series 2004-1 M2(e)	US0001M + 1.020%	5.8650	07/25/34	160,985
142,932	Soundview Home Loan Trust Series 2004-1 M7(e)	US0001M + 2.925%	7.7700	07/25/34	116,197
930,065	Soundview Home Loan Trust Series 2004-1 M9(e)	US0001M + 4.875%	9.7200	07/25/34	739,574
2,878,885	Structured Asset Investment Loan Trust Series 2004-8 M9(e)	US0001M + 3.750%	8.5950	09/25/34	2,504,012
270,396	Structured Asset Securities Corp Mortgage Series 2004-6XS A5B(g)		6.0500	03/25/34	266,448
46,671	Structured Asset Securities Corp Mortgage Loan Series 2005-2XS 2A2(e)	US0001M + 1.500%	6.1620	02/25/35	46,065
475,439	Structured Asset Securities Corp Mortgage Loan Series 2005-WF2 M2(e)	US0001M + 0.630%	5.4750	05/25/35	462,131
470,541	Structured Asset Securities Corp Mortgage Loan Series 2005-WF2 M5(e)	US0001M + 0.945%	5.7900	05/25/35	439,996
357,135	Structured Asset Securities Corp Mortgage Loan Series 2005-WF2 M6(e)	US0001M + 0.990%	5.8350	05/25/35	330,410
145,141	Structured Asset Securities Corp Mortgage Loan Series 2005-WF2 M7(e)	US0001M + 1.650%	6.4950	05/25/35	135,718
4,491	Structured Asset Securities Corp Mortgage Loan Series 2005-9XS 2A2(e)	US0001M + 0.435%	5.2800	06/25/35	4,475
3,660,404	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE5 1A(e)	US0001M + 0.155%	4.5690	10/25/36	2,724,568
					84,128,081
	WHOLE BUSINESS — 0.1%
2,000,000	LOANME TRUST SBL Series 2019-1 C(d),(g)		11.5000	08/15/30	800,000

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 80.2% (Continued)
	TOTAL ASSET BACKED SECURITIES (Cost $677,180,094)				$ 634,179,796

	CORPORATE BONDS — 16.0%
	BANKING — 0.4%
3,410,000	Southern Financial		10.6000	09/07/30	3,448,849

	INSURANCE — 12.2%
54,327,958	Ambac Assurance Corporation(d)		5.1000	06/07/69	79,862,099
10,652,561	MBIA Global Funding, LLC(d),(f)		0.0000	12/15/31	4,580,601
34,994,582	MBIA Global Funding, LLC(f)		0.0000	12/15/33	11,898,158
					96,340,858
	SPECIALTY FINANCE — 1.2%
2,000,000	OWS Cre Funding I, LLC(d),(e)	US0001M + 4.900%	9.5620	09/15/23	1,963,804
2,000,000	PDOF MSN Issuer, LLC(d),(e)	SOFRRATE + 4.500%	9.3200	03/01/25	1,944,879
1,000,000	US Capital Funding II Ltd. Capital Funding II(d),(e)	US0003M + 1.650%	6.4640	08/01/34	782,726
4,000,000	X-Caliber Funding, LLC(d)		5.0000	09/24/24	3,619,728
1,275,000	X-Caliber Funding, LLC(d)		11.0000	09/24/24	1,233,370
					9,544,507
	SYNTHETIC FIBERS AND CHEMICALS — 1.9%
9,926,807	MSP DEER FINANCE SYNDICATED LOAN		17.0000	04/09/25	9,926,807
4,797,810	WATTS GUERRA 005-A DEER FINANCE SYNDICATE LOAN		15.5000	10/30/25	4,797,811
					14,724,618
	TRANSPORTATION & LOGISTICS — 0.3%
2,751,098	American Airlines Class A Pass Through Series 2013-1 Class A		4.0000	01/15/27	2,488,521

	TOTAL CORPORATE BONDS (Cost $123,511,750)				126,547,353

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENTS — 2.9%
MONEY MARKET FUNDS - 2.9%
22,861,998	First American Treasury Obligations Fund, Class X, 4.72% (Cost $22,861,998)(h)	$ 22,861,998

	TOTAL INVESTMENTS - 99.6% (Cost $827,677,066)	$ 787,721,932
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	3,198,222
	NET ASSETS - 100.0%	$ 790,920,154

LLC	- Limited Liability Company
LTD	- Limited Company
REMIC	- Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFRRATE	United States SOFR Secured Overnight Financing Rate
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
US0006M	ICE LIBOR USD 6 Month
US0012M	ICE LIBOR USD 12 Month

(a)	Non-income producing security.
(b)	Interest only securities.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023 the total market value of 144A securities is 331,049,882 or 41.9% of net assets.
(e)	Variable rate security; the rate shown represents the rate on March 31, 2023.
(f)	Zero coupon bond.
(g)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at March 31, 2023.
(h)	Rate disclosed is the seven day effective yield as of March 31, 2023.

RATIONAL INFLATION GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 86.3%
	AEROSPACE & DEFENSE - 3.0%
256	Boeing Company (The)(a)	$ 54,382
557	Raytheon Technologies Corporation	54,547
		108,929
	ASSET MANAGEMENT - 1.4%
801	Apollo Global Management, Inc.	50,591

	BANKING - 4.3%
1,214	Bank of America Corporation	34,720
828	Citigroup, Inc.	38,825
344	JPMorgan Chase & Company	44,827
1,044	Wells Fargo & Company	39,025
		157,397
	BEVERAGES - 1.3%
779	Coca-Cola Company (The)	48,321

	CHEMICALS - 5.3%
192	Air Products & Chemicals, Inc.	55,144
257	Ecolab, Inc.	42,541
161	New Linde plc	57,226
178	Sherwin-Williams Company (The)	40,009
		194,920
	DIVERSIFIED INDUSTRIALS - 1.3%
242	Honeywell International, Inc.	46,251

	ENTERTAINMENT CONTENT - 1.9%
1,554	Paramount Global, Class B	34,670
349	Walt Disney Company (The)(a)	34,945
		69,615
	INDUSTRIAL REIT - 1.2%
353	Prologis, Inc.	44,044

	INSURANCE - 7.1%
379	Allstate Corporation (The)	41,997
169	Berkshire Hathaway, Inc., Class B(a)	52,182

RATIONAL INFLATION GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	INSURANCE - 7.1% (Continued)
38	Markel Corporation(a)	$ 48,542
488	Progressive Corporation (The)	69,813
286	Travelers Companies, Inc. (The)	49,023
		261,557
	LEISURE FACILITIES & SERVICES - 3.0%
206	McDonald's Corporation	57,600
507	Starbucks Corporation	52,794
		110,394
	METALS & MINING - 15.2%
923	Agnico Eagle Mines Ltd.	47,045
2,522	Barrick Gold Corporation	46,834
5,890	Cia de Minas Buenaventura S.A.A - ADR	48,180
2,416	Cleveland-Cliffs, Inc.(a)	44,285
4,391	First Majestic Silver Corporation	31,659
355	Franco-Nevada Corporation	51,759
1,296	Freeport-McMoRan, Inc.	53,019
8,865	Hecla Mining Company	56,115
833	Newmont Corporation	40,834
2,079	Pan American Silver Corporation	37,838
2,853	SSR Mining, Inc.	43,137
1,198	Wheaton Precious Metals Corporation	57,697
		558,402
	OIL & GAS PRODUCERS - 17.2%
4,915	Antero Midstream Corporation	51,558
400	Chevron Corporation	65,264
649	ConocoPhillips	64,387
1,218	Enbridge, Inc.	46,467
6,561	EnLink Midstream, LLC	71,121
535	EOG Resources, Inc.	61,327
718	Exxon Mobil Corporation	78,736
2,912	Kinder Morgan, Inc.	50,989
825	ONEOK, Inc.	52,421
997	TC Energy Corporation	38,793

RATIONAL INFLATION GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	OIL & GAS PRODUCERS - 17.2% (Continued)
1,749	Williams Companies, Inc. (The)	$ 52,225
		633,288
	OIL & GAS SERVICES & EQUIPMENT - 1.9%
1,449	Schlumberger Ltd	71,146

	REAL ESTATE INVESTMENT TRUSTS - 3.4%
192	American Tower Corporation	39,233
281	Crown Castle, Inc.	37,609
68	Equinix, Inc.	49,031
		125,873
	SELF-STORAGE REIT - 1.2%
149	Public Storage	45,019

	STEEL - 7.9%
446	Nucor Corporation	68,894
316	Reliance Steel & Aluminum Company	81,130
757	Steel Dynamics, Inc.	85,586
2,127	United States Steel Corporation	55,515
		291,125
	TECHNOLOGY SERVICES - 3.9%
130	Mastercard, Inc., Class A	47,243
596	PayPal Holdings, Inc.(a)	45,260
220	Visa, Inc., Class A	49,602
		142,105
	TRANSPORTATION & LOGISTICS - 5.8%
634	Canadian Pacific Railway Ltd.	48,780
1,329	CSX Corporation	39,790
170	Norfolk Southern Corporation	36,040
217	Union Pacific Corporation	43,673
257	United Parcel Service, Inc., Class B	49,856
		218,139

	TOTAL COMMON STOCKS (Cost $3,160,059)	3,177,116

RATIONAL INFLATION GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 13.4%
	COMMODITY - 13.4%
3,414	abrdn Bloomberg All Commodity Strategy K-1 Free	$ 70,909
2,965	Direxion Auspice Broad Commodity Strategy ETF	90,937
2,629	GraniteShares Bloomberg Commodity Broad Strategy	55,866
3,169	Invesco DB Commodity Index Tracking Fund, N	75,232
5,055	Invesco Optimum Yield Diversified Commodity	71,882
2,047	iShares GSCI Commodity Dynamic	55,330
1,871	KraneShares Global Carbon Strategy ETF	74,185
	TOTAL EXCHANGE-TRADED FUNDS (Cost $589,449)	494,341

	SHORT-TERM INVESTMENTS — 0.1%
	MONEY MARKET FUNDS - 0.1%
3,570	First American Treasury Obligations Fund, Class X, 4.72% (Cost $3,570)(b)	3,570

	TOTAL INVESTMENTS - 99.8% (Cost $3,753,078)	$ 3,675,027
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	6,722
	NET ASSETS - 100.0%	$ 3,681,749

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.